UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (90.8%)
9,700	America’s Car-Mart, Inc.†	$255,401
436	AOL, Inc.†	10,150
7,300	Arbitron, Inc.(a)	170,966
9,100	ATC Technology Corp.†	217,035
1,500	Coach, Inc.	54,795
2,900	Deckers Outdoor Corp.†(a)	294,988
2,800	Desarrolladora Homex S.A. de C.V. — ADR†(a)	94,136
3,000	Dollar Tree, Inc.†	144,900
1,700	Fossil, Inc.†	57,052
5,200	Gildan Activewear, Inc. — Class A†(a)	126,776
6,100	Guess?, Inc.	258,030
8,200	H&R Block, Inc.	185,484
6,800	Jos. A. Bank Clothiers, Inc.†(a)	286,892
4,100	Kohl’s Corp.†	221,113
10,600	Leggett & Platt, Inc.	216,240
5,600	Lowe’s Cos., Inc.(a)	130,984
5,700	Monro Muffler Brake, Inc.(a)	190,608
10,600	Newell Rubbermaid, Inc.(a)	159,106
11,520	Nike, Inc. — Class B	761,126
7,600	Nu Skin Enterprises, Inc. — Class A	204,212
6,300	Omnicom Group, Inc.(a)	246,645
2,200	Ross Stores, Inc.	93,962
8,400	Snap-on, Inc.(a)	354,984
5,350	Staples, Inc.(a)	131,557
3,600	Steven Madden, Ltd.†	148,464
18,700	Target Corp.	904,519
13,861	The Dress Barn, Inc.†(a)	320,189
4,500	The Home Depot, Inc.	130,185
4,300	The Stanley Works(a)	221,493
6,900	The Walt Disney Co.(a)	222,525
5,400	Thor Industries, Inc.	169,560
4,800	Time Warner, Inc.	139,872
18,300	TJX Cos., Inc.	668,865
5,200	Tractor Supply Co.†(a)	275,392
4,200	V.F. Corp.	307,608
5,300	Walgreen Co.	194,616
8,800	Winnebago Industries, Inc.†(a)	107,360
12,800	Wolverine World Wide, Inc.	348,416

Total Common Stocks (Cost $7,023,624)		9,026,206
Short-Term Investments (9.2%)
$914,533	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	914,533

Total Short-Term Investments (Cost $914,533)		914,533
Mutual Funds (30.3%)
3,009,437	Invesco Aim Liquid Assets Portfolio, 0.18%^	3,009,437

Total Mutual Funds (Cost $3,009,437)		3,009,437
Total Investments 130.3% (Cost $10,947,594)		12,950,176

Liabilities Less Other Assets (30.3)%		(3,009,719)

Net Assets 100.0%		$9,940,457

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Apparel Retail	19.9%
Footwear	15.6%
General Merchandise Stores	10.6%
Household Appliances	5.8%
Apparel Accessories & Luxury Goods	5.5%
Automotive Retail	4.5%
Specialty Stores	4.1%
Movies & Entertainment	3.6%
Home Improvement Retail	2.6%
Advertising	2.5%
Department Stores	2.2%
Diversified Support Services	2.2%
Home Furnishings	2.2%
Personal Products	2.0%
Drug Retail	2.0%
Specialized Consumer Services	1.9%
Housewares & Specialties	1.6%
Automobile Manufacturers	1.1%
Homebuilding	0.9%

90.8%

Sector Composition

Consumer Discretionary	81.0%
Leisure and Consumer Staples	7.6%
Industrials	2.2%

90.8%

Percentages are based upon common stock as a percentage of net assets.
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.0%)
316,600	A-Power Energy Generation Systems, Ltd.†	$5,790,614
280,300	Alliance Resource Partners LP(a)	12,156,611
199,700	Alliant Energy Corp.	6,042,922
63,100	Apache Corp.	6,510,027
430,400	Atwood Oceanics, Inc.†	15,429,840
306,100	BP PLC — ADR	17,744,617
31,800	BP Prudhoe Bay Royalty Trust(a)	2,633,040
440,300	Cameco Corp.(a)	14,164,451
156,400	Canadian Natural Resources, Ltd.(a)	11,252,980
1,121,600	Chevron Corp.	86,351,984
54,200	CNOOC, Ltd. — ADR	8,425,390
1,035,300	ConocoPhillips	52,872,771
357,400	Constellation Energy Group, Inc.	12,569,758
250,100	CSX Corp.	12,127,349
92,400	Diamond Offshore Drilling, Inc.(a)	9,094,008
120,900	Eog Resources, Inc.	11,763,570
428,100	Exxon Mobil Corp.	29,192,139
250,700	Holly Corp.(a)	6,425,441
121,900	Massey Energy Co.	5,121,019
127,300	Newfield Exploration Co.†	6,139,679
214,300	Nicor, Inc.	9,022,030
351,300	Noble Corp.	14,297,910
199,000	Norfolk Southern Corp.	10,431,580
609,400	Occidental Petroleum Corp.	49,574,690
190,500	ONEOK, Inc.(a)	8,490,585
129,000	PetroChina Co., Ltd. — ADR(a)	15,345,840
178,400	Petroleo Brasileiro S.A. — ADR(a)	8,506,112
456,900	Pride International, Inc.†(a)	14,579,679
352,800	Repsol YPF S.A. — ADR	9,405,648
214,000	Royal Dutch Shell PLC — ADR — Class A	12,863,540
375,600	San Juan Basin Royalty Trust(a)	6,475,344
432,400	Ship Finance International, Ltd.	5,893,612
126,800	Siemens AG — ADR	11,627,560
200,100	Southern Union Co.	4,542,270
208,400	Southwest Gas Corp.	5,945,652
288,000	Spectra Energy Corp.	5,906,880
551,400	StatoilHydro ASA — ADR(a)	13,735,374
69,700	Tenaris S.A. — ADR	2,972,705
472,300	TETRA Technologies, Inc.†(a)	5,233,084
250,800	Total S.A. — ADR	16,061,232
235,600	World Fuel Services Corp.(a)	6,311,724

Total Common Stocks (Cost $512,123,916)		569,031,261
Short-Term Investments (4.5%)
$27,122,419	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	27,122,419

Total Short-Term Investments (Cost $27,122,419)		27,122,419

Mutual Funds (15.5%)
92,813,987	Invesco Aim Liquid Assets Portfolio, 0.18%^	92,813,987

Total Mutual Funds (Cost $92,813,987)		92,813,987
Total Investments 115.0% (Cost $632,060,322)		688,967,667

Liabilities Less Other Assets (15.0)%		(89,938,390)

Net Assets 100.0%		$599,029,277

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Integrated Oil & Gas	56.5%
Oil & Gas Drilling	8.9%
Oil & Gas Exploration & Production	6.9%
Coal & Consumable Fuels	5.2%
Railroads	3.8%
Gas Utilities	3.2%
Oil & Gas Refining & Marketing	2.1%
Independent Power Producers & Energy Traders	2.1%
Industrial Conglomerates	1.9%
Oil & Gas Equipment & Services	1.4%
Multi-Utilities	1.0%
Oil & Gas Storage & Transportation	1.0%
Heavy Electrical Equipment	1.0%

95.0%

Sector Composition

Energy	82.1%
Industrials	6.6%
Telecommunications & Utilities	6.3%

95.0%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.1%)
54,500	Aflac, Inc.	$2,520,625
103,400	Allianz SE — ADR	1,287,330
74,300	American Express Co.	3,010,636
24,500	Ameriprise Financial, Inc.	951,090
59,500	Annaly Capital Management, Inc. — REIT	1,032,325
130,156	Apollo Investment Corp.	1,240,386
30,500	Assured Guaranty, Ltd.	663,680
16,600	Automatic Data Processing, Inc.	710,812
36,600	Banco Bilbao Vizcaya Argentaria S.A. — ADR	660,264
66,000	Banco Santander Central Hispano S.A. — ADR	1,085,040
73,300	Bank of America Corp.	1,103,898
55,000	Cash America International, Inc.	1,922,800
14,300	Credicorp, Ltd.	1,101,386
57,900	Dollar Financial Corp.†	1,369,914
72,500	EZCORP, Inc. — Class A†	1,247,725
52,600	First Cash Financial Services, Inc.†	1,167,194
48,900	First Niagara Financial Group, Inc.	680,199
122,100	Genworth Financial, Inc. — Class A†	1,385,835
54,600	JPMorgan Chase & Co.	2,275,182
24,400	Lender Processing Services, Inc.	992,104
25,100	Lincoln National Corp.	624,488
42,300	Loews Corp.	1,537,605
12,900	M&T Bank Corp.	862,881
7,400	Mastercard, Inc. — Class A	1,894,252
58,200	New York Community Bancorp, Inc.	844,482
22,400	PNC Financial Services Group, Inc.	1,182,496
45,000	Prudential Financial, Inc.	2,239,200
19,200	Reinsurance Group of America, Inc.	914,880
38,000	SLM Corp.†	428,260
29,200	StanCorp Financial Group, Inc.	1,168,584
76,300	The Hartford Financial Services Group, Inc.	1,774,738
17,900	Transatlantic Holdings, Inc.	932,769
26,100	Travelers Cos., Inc.	1,301,346
97,700	U.S. Bancorp	2,199,227
21,700	Visa, Inc. — Class A	1,897,882
50,300	Washington Federal, Inc.	972,802
36,500	Wells Fargo & Co.	985,135
53,000	World Acceptance Corp.†	1,898,990
109,000	XL Capital, Ltd. — Class A	1,997,970

Total Common Stocks (Cost $42,251,453)		52,066,412
Short-Term Investments (3.4%)
$1,854,380	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	1,854,380

Total Short-Term Investments (Cost $1,854,380)		1,854,380
Total Investments 99.5% (Cost $44,105,833)		53,920,792

Other Assets Less Liabilities 0.5%		268,239

Net Assets 100.0%		$54,189,031

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition
Consumer Finance	21.7%
Life & Health Insurance	12.1%
Diversified Banks	11.1%
Multi-Line Insurance	11.1%
Data Processing & Outsourced Services	10.1%
Property & Casualty Insurance	7.3%
Other Diversified Financial Services	6.2%
Asset Management & Custody Banks	4.0%
Regional Banks	3.8%
Reinsurance	3.4%
Thrifts & Mortgage Finance	3.4%
Mortgage REITs	1.9%

96.1%

Sector Composition
Financial	86.0%
Information Technology	10.1%

96.1%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.1%)
150,700	Abbott Laboratories	$8,136,293
65,200	Aetna, Inc.	2,066,840
45,700	Aflac, Inc.(a)	2,113,625
164,400	Amerisource-Bergen Corp.(a)	4,285,908
25,600	Bayer AG — ADR	2,042,880
194,300	Bristol-Myers Squibb Co.(a)	4,906,075
103,700	Cardinal Health, Inc.	3,343,288
77,000	Catalyst Health Solutions, Inc.†(a)	2,808,190
96,500	CIGNA Corp.(a)	3,403,555
91,100	Eli Lilly and Co.	3,253,181
107,800	Endo Pharmaceuticals Holdings, Inc.†	2,210,978
45,000	Express Scripts, Inc.†	3,890,250
56,200	Forest Laboratories, Inc.†	1,804,582
64,500	GlaxoSmithKline PLC — ADR	2,725,125
28,500	Humana, Inc.†	1,250,865
64,600	Integra LifeSciences Holdings†(a)	2,375,988
110,200	Inventiv Health, Inc.†	1,781,934
92,600	Johnson & Johnson, Inc.	5,964,366
107,400	Kendle International, Inc.†(a)	1,966,494
36,200	Laboratory Corp. of America Holdings†(a)	2,709,208
88,200	LHC Group, Inc.†(a)	2,964,402
56,500	Lincare Holdings, Inc.†(a)	2,097,280
59,600	McKesson Corp.	3,725,000
85,000	Medco Health Solutions, Inc.†	5,432,350
156,500	Medicis Pharmaceutical Corp. — Class A(a)	4,233,325
22,200	MEDNAX, Inc.†	1,334,664
45,400	Medtronic, Inc.	1,996,692
296,900	Merck & Co., Inc.	10,848,726
146,200	Mylan Laboratories, Inc.†(a)	2,694,466
24,200	Novartis AG — ADR	1,317,206
143,700	Odyssey HealthCare, Inc.†	2,238,846
174,100	Par Pharmaceutical Cos., Inc.†	4,711,146
88,800	Patterson Cos., Inc.†(a)	2,484,624
82,900	Perrigo Co.	3,302,736
798,700	Pfizer, Inc.	14,528,353
23,900	Quest Diagnostics, Inc.	1,443,082
45,900	Sanofi-Aventis S.A. — ADR	1,802,493
25,100	Thermo Electron Corp.†	1,197,019
68,200	UnitedHealth Group, Inc.	2,078,736
133,000	Watson Pharmaceutical, Inc.†	5,268,130
36,600	WellPoint, Inc.†	2,133,414

Total Common Stocks (Cost $118,029,175)		140,872,315
Short-Term Investments (1.9%)
$2,739,425	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	2,739,425

Total Short-Term Investments (Cost $2,739,425)		2,739,425
Mutual Funds (22.9%)
33,226,217	Invesco Aim Liquid Assets Portfolio, 0.18%^	33,226,217

Total Mutual Funds (Cost $33,226,217)		33,226,217
Total Investments 121.9% (Cost $153,994,817)		176,837,957

Liabilities Less Other Assets (21.9)%		(31,804,987)

Net Assets 100.0%		$145,032,970

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition
Pharmaceuticals	60.9%
Health Care Services	13.9%
Health Care Distributors	9.5%
Managed Health Care	7.5%
Health Care Equipment	3.0%
Life & Health Insurance	1.5%
Life Sciences Tools & Services	0.8%

97.1%

Sector Composition

Health Care	95.6%
Financial	1.5%

97.1%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.8%)
40,000	3M Co.	$3,306,800
15,000	A-Power Energy Generation Systems, Ltd.†	274,350
25,000	Alaska Air Group, Inc.†	864,000
10,300	AMETEK, Inc.	393,872
20,000	ATC Technology Corp.†	477,000
10,000	Canadian National Railway Co. — ADR(a)	543,600
25,000	Caterpillar, Inc.	1,424,750
20,000	Cintas Corp.	521,000
15,000	Cooper Industries PLC	639,000
50,000	CSX Corp.	2,424,500
20,000	Danaher Corp.	1,504,000
25,000	Deere & Co.	1,352,250
30,000	Dover Corp.	1,248,300
15,000	Emerson Electric Co.	639,000
10,000	GATX Corp.(a)	287,500
25,000	General Dynamics Corp.	1,704,250
650,000	General Electric Co.	9,834,500
10,000	Harsco Corp.	322,300
55,000	Honeywell International, Inc.	2,156,000
15,500	Hubbell, Inc. — Class B	733,150
9,400	Kirby Corp.†(a)	327,402
4,500	L-3 Communications Holdings, Inc.	391,275
150,000	Navios Maritime Holdings, Inc.(a)	907,500
50,000	Norfolk Southern Corp.	2,621,000
10,000	Northrop Grumman Corp.	558,500
20,500	Pall Corp.	742,100
20,000	Parker Hannifin Corp.	1,077,600
10,000	Pentair, Inc.(a)	323,000
10,000	Pitney Bowes, Inc.	227,600
10,000	Precision Castparts Corp.	1,103,500
25,000	Raytheon Co.	1,288,000
25,000	Rockwell Collins, Inc.	1,384,000
20,000	Siemens AG — ADR	1,834,000
35,000	SkyWest, Inc.	592,200
13,200	Snap-on, Inc.(a)	557,832
21,800	Sykes Enterprises, Inc.†	555,246
35,000	The Boeing Co.(a)	1,894,550
40,000	Tyco International, Ltd.	1,427,200
50,000	Union Pacific Corp.	3,195,000
80,000	United Technologies Corp.	5,552,800
15,000	W.W. Grainger, Inc.	1,452,450
24,100	Woodward Governor Co.	621,057

Total Common Stocks (Cost $56,498,142)		59,283,934
Short-Term Investments (4.0%)
$2,470,533	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	2,470,533

Total Short-Term Investments (Cost $2,470,533)		2,470,533

Mutual Funds (7.8%)
4,727,428	Invesco Aim Liquid Assets Portfolio, 0.18%^	4,727,428

Total Mutual Funds (Cost $4,727,428)		4,727,428
Total Investments 108.6% (Cost $63,696,103)		66,481,895

Liabilities Less Other Assets (8.6)%		(5,244,600)

Net Assets 100.0%		$61,237,295

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Industrial Conglomerates	29.6%
Aerospace & Defense	26.2%
Railroads	14.3%
Industrial Machinery	6.8%
Construction & Farm Machinery & Heavy Trucks	4.5%
Electrical Components & Equipment	3.9%
Trading Companies & Distributors	2.8%
Airlines	2.4%
Marine	2.0%
Office Services & Supplies	1.3%
Other Industries (each less than 1%)	3.0%

96.8%

Sector Composition
Industrials	95.9%
Consumer Discretionary	0.9%

96.8%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.2%)
57,800	Accenture PLC — Class A	$2,398,700
83,800	Amdocs, Ltd.†	2,390,814
54,000	Apple, Inc.†	11,386,440
41,400	Automatic Data Processing, Inc.	1,772,748
49,000	Avnet, Inc.†	1,477,840
56,300	Check Point Software Technologies, Ltd.†	1,907,444
236,000	Cisco Systems, Inc.†	5,649,840
39,400	Cognizant Technology Solutions Corp.†	1,784,820
57,500	Computer Sciences Corp.†	3,307,975
157,000	Convergys Corp.†	1,687,750
138,900	CSG Systems International, Inc.†(a)	2,651,601
72,700	eBay, Inc.†	1,711,358
170,700	Flextronics International, Ltd.†	1,247,817
16,500	Google, Inc. — Class A†	10,229,670
30,100	Hewitt Associates, Inc. — Class A†	1,272,026
188,400	Hewlett-Packard Co.	9,704,484
82,000	International Business Machines Corp.	10,733,800
44,300	Lender Processing Services, Inc.	1,801,238
15,000	Mastercard, Inc. — Class A(a)	3,839,700
25,300	MAXIMUS, Inc.(a)	1,265,000
495,000	Microsoft Corp.	15,092,550
171,400	Oracle Corp.	4,206,156
43,700	Rogers Corp.†(a)	1,324,547
15,400	SAP AG — ADR	720,874
28,800	Sybase, Inc.†(a)	1,249,920
173,400	TeleTech Holdings, Inc.†	3,473,202
44,000	Visa, Inc. — Class A(a)	3,848,240
71,800	Western Digital Corp.†	3,169,970

Total Common Stocks (Cost $86,699,462)		111,306,524
Short-Term Investments (4.9%)
$5,752,934	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	5,752,934

Total Short-Term Investments (Cost $5,752,934)		5,752,934
Mutual Funds (8.9%)
10,425,983	Invesco Aim Liquid Assets Portfolio, 0.18%^	10,425,983

Total Mutual Funds (Cost $10,425,983)		10,425,983
Total Investments 109.0% (Cost $102,878,379)		127,485,441

Liabilities Less Other Assets (9.0)%		(10,498,947)

Net Assets 100.0%		$116,986,494

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Computer Hardware	32.2%
Data Processing & Outsourced Services	19.1%
Systems Software	16.5%
Internet Software & Services	10.2%
IT Consulting & Other Services	5.6%
Communications Equipment	4.8%
Computer Storage & Peripherals	2.7%
Technology Distributors	1.3%
Electronic Components	1.1%
Electronic Manufacturing Services	1.1%
Application Software	0.6%

95.2%

Sector Composition

Information Technology	95.2%

95.2%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.7%)
56,400	Altria Group, Inc.	$1,107,132
22,700	Avon Products, Inc.	715,050
26,400	Campbell Soup Co.	892,320
18,100	Carnival Corp.†	573,589
13,500	Colgate-Palmolive Co.	1,109,025
25,400	ConAgra Foods, Inc.	585,470
15,400	Constellation Brands, Inc.†	245,322
7,300	Corn Products International, Inc.(a)	213,379
10,300	CVS Caremark Corp.	331,763
35,300	DIRECTV — Class A†	1,177,255
17,500	Discovery Communications, Inc. — Class A†(a)	536,725
9,100	Fomento Economico Mexicano S.A.B. de C.V. — ADR	435,708
10,200	General Mills, Inc.	722,262
21,000	Herbalife, Ltd.	851,970
18,900	Kellogg Co.(a)	1,005,480
16,600	Kimberly-Clark Corp.	1,057,586
2,800	Lorillard, Inc.	224,644
7,800	Molson Coors Brewing Co. — Class B	352,248
48,300	Nu Skin Enterprises, Inc. — Class A	1,297,821
34,300	PepsiCo, Inc.	2,085,440
22,400	Philip Morris International, Inc.	1,079,456
64,100	Procter & Gamble Co.	3,886,383
13,500	Reynolds American, Inc.	715,095
9,300	Ruddick Corp.(a)	239,289
23,200	Safeway, Inc.	493,928
75,900	Sara Lee Corp.	924,462
28,100	Sysco Corp.(a)	785,114
13,100	The Estee Lauder Cos., Inc. — Class A(a)	633,516
9,900	The J. M. Smucker Co.	611,325
67,470	The Walt Disney Co.(a)	2,175,908
22,875	Time Warner Cable, Inc.†	946,796
42,766	Time Warner, Inc.	1,246,201
24,000	Unilever N.V.(a)	775,920
10,900	Unilever PLC — ADR	347,710
13,200	United Natural Foods, Inc.†	352,968
13,200	Universal Corp.(a)	602,052
11,400	USANA Health Sciences, Inc.†(a)	363,660
13,200	Viacom, Inc. — Class B†	392,436
40,700	Wal-Mart Stores, Inc.	2,175,415
24,200	Walgreen Co.	888,624

Total Common Stocks (Cost $32,623,797)		35,156,447
Short-Term Investments (1.0%)
$342,831	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	342,831

Total Short-Term Investments (Cost $342,831)		342,831
Mutual Funds (17.3%)
6,160,593	Invesco Aim Liquid Assets Portfolio, 0.18%^	6,160,593

Total Mutual Funds (Cost $6,160,593)		6,160,593
Total Investments 117.0% (Cost $39,127,221)		41,659,871

Liabilities Less Other Assets (17.0)%		(6,055,831)

Net Assets 100.0%		$35,604,040

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Household Products	24.5%
Packaged Foods & Meats	14.4%
Movies & Entertainment	13.4%
Personal Products	10.8%
Tobacco	10.5%
Soft Drinks	7.1%
Hypermarkets & Super Centers	6.1%
Drug Retail	3.4%
Food Distributors	3.2%
Hotels Resorts & Cruise Lines	1.6%
Food Retail	1.4%
Brewers	1.0%
Other Industries (each less than 1%)	1.3%

98.7%

Sector Composition

Leisure and Consumer Staples	96.3%
Materials	2.4%

98.7%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.8%)
65,000	Air Products & Chemicals, Inc.	$5,268,900
30,000	Airgas, Inc.	1,428,000
60,000	Albemarle Corp.(a)	2,182,200
21,300	AngloGold Ashanti, Ltd. — ADR(a)	855,834
19,500	Ball Corp.(a)	1,008,150
45,000	Barrick Gold Corp. — ADR(a)	1,772,100
85,000	Bemis Co., Inc.	2,520,250
12,000	BHP Billiton, Ltd. — ADR(a)	918,960
5,000	CF Industries Holdings, Inc.(a)	453,900
25,000	Cliffs Natural Resources, Inc.	1,152,250
20,000	CSX Corp.	969,800
190,000	E.I. du Pont de Nemours and Co.	6,397,300
65,000	Ecolab, Inc.	2,898,350
35,000	FMC Corp.	1,951,600
120,000	Freeport-McMoRan Copper & Gold, Inc. — Class B	9,634,800
50,000	Gerdau Ameristeel Corp.(a)	412,500
25,000	International Flavors & Fragrances, Inc.	1,028,500
65,000	Lihir Gold, Ltd. — ADR	1,897,350
60,000	Lubrizol Corp.	4,377,000
100,000	Methanex Corp.(a)	1,949,000
15,000	Monsanto Co.	1,226,250
130,000	Navios Maritime Holdings, Inc.(a)	786,500
160,000	Newmont Mining Corp.	7,569,600
20,000	Norfolk Southern Corp.	1,048,400
60,000	Nucor Corp.	2,799,000
32,100	Owens-Illinois, Inc.†	1,055,127
39,400	Pactiv Corp.†	951,116
10,000	Potash Corp. of Saskatchewan, Inc.(a)	1,085,000
65,000	Praxair, Inc.	5,220,150
20,000	Reliance Steel & Aluminum Co.	864,400
4,600	Rio Tinto PLC — ADR	990,794
50,000	Rock-Tenn Co. — Class A	2,520,500
100,000	RPM International, Inc.	2,033,000
45,000	Sigma-Aldrich Corp.	2,273,850
20,000	Sonoco Products Co.(a)	585,000
45,000	Steel Dynamics, Inc.	797,400
250,000	The Dow Chemical Co.	6,907,500
35,000	The Valspar Corp.	949,900
15,100	Union Pacific Corp.	964,890
30,000	Vale SA — ADR	870,900

Total Common Stocks (Cost $76,226,870)		90,576,021
Short-Term Investments (2.0%)
$1,827,419	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	1,827,419

Total Short-Term Investments (Cost $1,827,419)		1,827,419
Mutual Funds (11.3%)
10,491,322	Invesco Aim Liquid Assets Portfolio, 0.18%^	10,491,322

Total Mutual Funds (Cost $10,491,322)		10,491,322
Total Investments 111.1% (Cost $88,545,611)		102,894,762

Liabilities Less Other Assets (11.1)%		(10,262,213)

Net Assets 100.0%		$92,632,549

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Specialty Chemicals	18.9%
Diversified Chemicals	16.5%
Industrial Gases	12.9%
Diversified Metals & Mining	12.5%
Gold	12.1%
Steel	6.5%
Paper Packaging	6.1%
Metal & Glass Containers	3.2%
Railroads	3.2%
Fertilizers & Agricultural Chemicals	3.0%
Commodity Chemicals	2.1%
Marine	0.8%

97.8%

Sector Composition

Materials	92.4%
Industrials	4.1%
Energy	1.3%

97.8%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.2%)
9,500	AGL Resources, Inc.	$346,465
8,400	Allegheny Energy, Inc.	197,232
40,000	Alliant Energy Corp.	1,210,400
12,500	Ameren Corp.	349,375
20,000	American Electric Power Co., Inc.	695,800
3,000	Aqua America, Inc.	52,530
135,000	AT&T, Inc.	3,784,050
10,800	Atmos Energy Corp.	317,520
30,000	Avista Corp.	647,700
10,000	Comcast Corp. — Class A	168,600
20,000	Consolidated Edison Company of New York, Inc.	908,600
28,100	Dominion Resources, Inc. of Virginia	1,093,652
20,000	DPL, Inc.	552,000
16,500	Edison International	573,870
37,000	El Paso Electric Co.†	750,360
6,000	Entergy Corp.	491,040
5,500	First Energy Corp.	255,475
6,000	FPL Group, Inc.	316,920
6,900	Great Plains Energy, Inc.	133,791
8,000	IDACORP, Inc.	255,600
8,400	Integrys Energy Group, Inc.	352,716
6,300	Northeast Utilities	162,477
7,500	NSTAR	276,000
25,000	NV Energy, Inc.	309,500
16,000	Pepco Holdings, Inc.	269,600
20,000	PG&E Corp.	893,000
30,000	Portland General Electric Co.	612,300
20,000	PPL Corp.	646,200
20,000	Progress Energy, Inc.	820,200
37,900	Public Service Enterprise Group, Inc.	1,260,175
20,000	SCANA Corp.	753,600
15,000	Sempra Energy Corp.	839,700
40,000	Southern Co.	1,332,800
35,000	Southwest Gas Corp.	998,550
20,000	The Empire District Electric Co.	374,600
5,000	UniSource Energy Corp.	160,950
75,000	Verizon Communications, Inc.	2,484,750
7,500	Wisconsin Energy Corp.	373,725
50,000	Xcel Energy, Inc.	1,061,500

Total Common Stocks (Cost $27,239,515)		27,083,323
Short-Term Investments (0.6%)
$158,284	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	158,284

Total Short-Term Investments (Cost $158,284)		158,284
Total Investments 99.8% (Cost $27,397,799)		27,241,607

Other Assets Less Liabilities 0.2%		44,442

Net Assets 100.0%		$27,286,049

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Multi — Utilities	37.2%
Electric Utilities	32.2%
Integrated Telecommunication Services	23.0%
Gas Utilities	6.1%
Other Industries (each less than 1%)	0.7%

99.2%

Sector Composition

Telecommunications & Utilities	98.6%
Leisure and Consumer Staples	0.6%

99.2%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.7%)
30,800	Aban Offshore, Ltd.	$844,508
364,000	Alliance Financial Group Berhad	286,760
62,100	Australia & New Zealand Banking Group, Ltd.	1,265,146
657,300	Bangkok Expressway Public Co., Ltd.	410,249
1,173,000	Bank of Ayudhya Public Co., Ltd.	793,113
1,212,000	Bank of China, Ltd. — Class H	651,343
52,300	Bank of India	430,675
43,800	Banpu Public Co., Ltd.	757,320
48,400	BHP Billiton, Ltd.	1,851,589
254,000	Cafe De Coral Holdings, Ltd.	580,120
6,150	Cheil Industries, Inc.	298,023
54,000	Cheung Kong Holdings, Ltd.	693,937
1,163,000	China Bluechemical, Ltd. — Class H(a)	710,337
1,162,000	China Construction Bank Corp. — Class H	992,556
1,111,000	China Dongxiang Group Co.	857,266
654,000	China Oilfield Services, Ltd.	775,720
1,348,000	China Petroleum & Chemical Corp.	1,187,692
500,000	China Steel Corp.	516,126
128,000	China Yurun Food Group, Ltd.*	379,719
4,000	CJ CheilJedang Corp.†	704,512
528,000	CNOOC, Ltd.	822,625
10,100	Daelim Industrial Co., Ltd.	718,137
117,800	Dah Sing Financial Group†	649,139
85,000	DBS Group Holdings, Ltd.	924,264
121,817	Esprit Holdings, Ltd.	808,247
1,501,000	Fosun International	1,040,620
84,000	Foxconn Technology Co., Ltd.	324,409
84,000	FUJITSU, Ltd.	545,114
784,000	Guangdong Investment, Ltd.	455,613
20,900	Hana Financial Group, Inc.†	591,143
10,500	Hanwha Corp.	430,308
126,700	HCL Technologies, Ltd.	1,006,634
194,150	Hon Hai Precision Industry Co., Ltd.	908,967
24,200	Honda Motor Co., Ltd.	821,207
156,000	Hong Leong Financial Group Bhd.	338,914
21,300	Hoya Corp.	568,429
104,000	Hutchison Whampoa, Ltd.	711,581
181,000	Industrial & Commercial Bank of China, Ltd. — Class H	392,061
132,000	ITOCHU Corp.	975,211
246,000	Jiangxi Copper Co., Ltd.(a)	575,332
602	Jupiter Telecommunications Co., Ltd.	595,790
67,200	Kia Motors Corp.†	1,154,687
183,000	Kingboard Chemical Holdings, Ltd.	721,030
12,900	Korea Gas Corp.	538,429
55,740	Largan Precision Co., Ltd.	732,293
1,912,000	Lee & Man Paper Manufacturing, Ltd.*	1,319,369
46,000	LG Fashion Corp.	1,249,672
84,000	Li & Fung, Ltd.	347,306
201,000	Li Ning Co., Ltd.(a)	762,184
12,700	Lupin, Ltd.	401,217
40,104	MediaTek, Inc.	697,553
167,100	Meritz Fire & Marine Insurance Co., Ltd.†	978,364
431,600	Metropolitan Bank & Trust Co.	417,968
24,600	Mitsui & Co., Ltd.	349,035
328,000	Mitsui Engineering & Shipbuilding Co., Ltd.	790,094
222,000	MobileOne, Ltd.	298,519
30,700	National Australia Bank, Ltd.	748,995
6,500	Nitori Co., Ltd.	483,887
62,000	Oversea-Chinese Banking Corp., Ltd.	399,326
1,014,000	Petrochina Co., Ltd.	1,205,540
144,000	Ports Design, Ltd.	444,002
312,000	President Chain Store Corp.	741,945
56,200	Primary Health Care, Ltd.	300,944
3,304,000	PT Bank Negara Indonesia (Persero) Tbk	692,723
185,300	PTT Chemical PLC	409,778
1,570	Samsung Electronics Co., Ltd.	1,077,359
8,100	Secom Co., Ltd.	384,793
1,350,000	Shenzhen Expressway Co., Ltd.(a)	661,903
11,700	Shin-Etsu Chemical Co., Ltd.	660,669
17,400	Shinhan Financial Group, Ltd.†	644,328
17,700	Shiseido Co., Ltd.	340,231
1,068,000	Sichuan Expressway Co., Ltd.	562,910
101,200	Simplo Technology Co., Ltd.	599,627
1,033,000	Singapore Post, Ltd.	740,615
591,000	Singapore Technologies Engineering, Ltd.	1,360,569
152,361	Taiwan Mobile Co., Ltd.	297,352
371,704	Taiwan Semiconductor Manufacturing Co., Ltd.	749,981
61,800	Tanjong PLC	303,591
1,323,000	Techtronic Industries Co., Ltd.(a)	1,096,768
27,000	Tencent Holdings, Ltd.	583,971
13,700	Terumo Corp.	825,831
1,062,900	Thai Union Frozen Products Public Co., Ltd.	966,622
897,000	Thanachart Capital Public Co., Ltd.	594,724
103,000	The Siam Cement PLC	725,646
56,000	The Sumitomo Trust & Banking Co., Ltd.	275,006
76,000	TOHO GAS Co., Ltd.	403,884
17,100	Toyota Motor Corp.	721,069
83,400	Union Bank of India, Ltd.	471,301
201,000	United Phosphorus, Ltd.	746,389
5,300	USS Co., Ltd.	323,597
190,000	Venture Manufacturing, Ltd.	1,192,222
46,000	Weichai Power Co., Ltd.	368,943
77,000	Wilmar International, Ltd.	350,207
69,000	Wing Hang Bank, Ltd.	642,168
498,786	Wistron Corp.	966,938
20,300	Woongjin Coway Co., Ltd.	671,806
46,400	Woori Finance Holdings Co., Ltd.†	549,563
260,000	Xinao Gas Holdings, Ltd.	665,702
10,600	YAMATO KOGYO CO., Ltd.	346,626
51,483	Yantai Changyu Pioneer Wine Co., Ltd.	456,189
244,000	Yue Yuen Industrial Holdings, Ltd.	706,467

Total Common Stocks (Cost $52,871,873)		68,410,883
Short-Term Investments (0.0%)
38	Brown Brothers Harriman Time Deposit — Australian Dollar, 2.58%, 01/01/10 *#	34
8	Brown Brothers Harriman Time Deposit — Hong Kong Dollar, 0.01%, 01/01/10 *#	1

Total Short-Term Investments (Cost $35)		35
Mutual Funds (2.5%)
1,776,900	Invesco Aim Liquid Assets Portfolio, 0.18%*^	1,776,900

Total Mutual Funds (Cost $1,776,900)		1,776,900
Total Investments 101.2% (Cost $54,648,808)		70,187,818

Liabilities Less Other Assets (1.2)%		(863,139)

Net Assets 100.0%		$69,324,679
The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.
Schedule of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

*	All securities were fair valued (Note 1) as of December 31, 2009 unless noted with a *. Total value of securities fair valued was $66,711,795.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.
Schedule of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)
As of December 31, 2009, the Fund had the following forward currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Buy:
240,000,000	Taiwan Dollar	2/26/10	7,640,879	7,639,920	(959)

Contracts to Sell:
(240,000,000)	Taiwan Dollar	2/26/10	(7,382,344)	(7,639,920)	(257,576)
The accompanying notes are an integral part of this Schedule of Investments.
Schedule of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Country Composition

Hong Kong	20.7%
South Korea	13.9%
Japan	13.6%
China	11.2%
Taiwan	9.4%
Singapore	7.6%
Thailand	6.7%
Australia	6.0%
India	5.6%
Malaysia	1.3%
Cayman Islands	1.1%
Indonesia	1.0%
Philippines	0.6%

98.7%

Industry Composition

Diversified Banks	15.5%
Semiconductors	3.6%
Diversified Metals & Mining	3.5%
Apparel Accessories & Luxury Goods	3.5%
Integrated Oil & Gas	3.5%
Electronic Manufacturing Services	3.0%
Electronic Components	2.9%
Steel	2.7%
Household Appliances	2.5%
Highways & Railtracks	2.4%
Automobile Manufacturers	2.2%
Computer Hardware	2.2%
Fertilizers & Agricultural Chemicals	2.1%
Aerospace & Defense	2.0%
Packaged Foods & Meats	1.9%
Trading Companies & Distributors	1.9%
Apparel Retail	1.8%
Gas Utilities	1.7%
Construction & Farm Machinery & Heavy Trucks	1.7%
Property & Casualty Insurance	1.4%
Commodity Chemicals	1.2%
Health Care Equipment	1.2%
Oil & Gas Exploration & Production	1.2%
Oil & Gas Drilling	1.1%
Leisure Products	1.1%
Coal & Consumable Fuels	1.1%
Air Freight & Logistics	1.1%
Construction Materials	1.0%
Industrial Conglomerates	1.0%
Footwear	1.0%
Real Estate Development	1.0%
Specialty Chemicals	1.0%
Other Industries (each less than 1%)	23.7%

98.7%

Sector Composition

Financial	34.3%
Consumer Discretionary	12.1%
Information Technology	12.0%
Materials	11.5%
Industrials	9.6%
Energy	8.5%
Leisure and Consumer Staples	4.8%
Telecommunications & Utilities	4.3%
Health Care	1.6%

98.7%

Percentages are based upon net assets excluding short-term investments and mutual funds.
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.2%)
6,100	Adidas AG	$331,863
3,655	Allianz AG	455,523
14,300	Anheuser—Busch Inbev NV	740,195
252,800	Asya Katilim Bankasi A.S.†	584,876
13,800	AXA S.A.	323,977
27,100	Banca Popolare di Milano Scarl (BPM)	192,520
32,400	Banco Bilbao Vizcaya Argentaria S.A.	590,431
61,400	Banco Santander Central Hispano S.A.	1,014,512
4,400	BASF SE	274,046
5,930	Bayer AG	476,442
12,800	Bayerische Motoren Werke (BMW) AG	586,291
32,500	BHP Billiton PLC	1,035,964
7,800	BIM Birlesik Magazalar A.S.	363,261
15,828	BNP Paribas	1,255,319
36,000	Boliden AB	461,452
203,000	BP PLC	1,959,947
9,700	Carlsberg A/S — Class B	714,165
3,300	Casino Guichard Perrachon S.A.	293,984
4,300	CNP Assurances	416,350
20,800	Compagnie Financiere Richemont S.A.	699,608
3,700	Delhaize Group	283,019
5,500	Deutsche Postbank AG†	179,501
53,200	Diageo PLC	928,012
23,100	DnB NOR ASA†	249,558
283,000	DSG International PLC†	165,844
58,400	Eurasian Natural Resource Corp.	855,304
27,500	Experian PLC	271,601
15,000	France Telecom S.A.	374,786
17,972	Gerry Weber International AG	565,097
27,200	Getinge AB — Class B	520,003
47,700	GlaxoSmithKline PLC	1,011,388
33,400	Grifols S.A.	586,419
71,700	HSBC Holdings PLC	817,871
121,000	Intesa Sanpaolo†	544,448
27,700	Jumbo S.A.	350,221
27,000	Kerry Group PLC	793,963
60,400	Kingfisher PLC	222,316
383,000	Koc Holding A.S.†	1,138,337
7,800	Koninklijke (Royal) Philips Electronics N.V.	230,539
48,640	Koninklijke Ahold N.V.	644,351
4,800	Kuehne + Nagel International AG	466,813
104,000	Logica	190,254
19,000	LUKOIL — ADR*(a)	1,071,600
1,800	Mayr-Melnhof Karton AG	185,093
1,150	Muenchener Rueckversicherungs—Gesellschaft AG	179,435
43,280	Nestle S.A.	2,101,043
8,400	Nobel Biocare Holding AG	281,595
26,900	Novartis AG	1,469,344
12,800	Novo Nordisk A/S — Class B	817,292
21,100	Nutreco Holding N.V.	1,185,917
204,000	Old Mutual PLC†	357,197
29,000	Omega Pharma S.A.	1,451,316
28,200	Orion Oyj — Class B	608,112
67,000	Parmalat S.p.A.	187,294
773,800	Pirelli & C. S.p.A.†	463,362
55,300	Praktiker Bau— und Heimwerkermaerkte Holding AG	612,502
6,100	Roche Holding AG	1,043,431
53,800	Royal Dutch Shell PLC — Class B	1,566,624
10,900	Sanofi-Aventis	857,120
12,900	Seadrill, Ltd.(a)	328,446
12,800	SEB S.A.	726,052
48,400	Serco Group PLC	412,716
14,600	Siemens AG	1,343,058
825	Sika AG	1,283,104
10,294	Societe Generale	715,155
230,000	Sonae(a)	285,222
34,500	Telefonica S.A.	965,524
31,800	Telenor ASA†	444,551
41,000	Temenos Group AG†(a)	1,056,780
71,000	Tesco PLC	489,750
2,600	The Swatch Group AG	658,272
179,300	Tomra Systems A.S.A.	857,283
15,800	Total S.A.	1,014,730
6,300	Transocean, Ltd.†*	521,640
24,100	Unilever N.V.	784,298
1,510	Vallourec S.A.	273,159
27,400	Vedanta Resources PLC	1,145,878
535,900	Vodafone Group PLC	1,240,828

Total Common Stocks (Cost $45,988,407)		53,145,094
Short—Term Investments (2.3%)
1	Brown Brothers Harriman Time Deposit — Euro, 0.09%, 01/01/10 *#	1
1	Brown Brothers Harriman Time Deposit — Great British Pound, 0.06%, 01/01/10 *#	1
$1,275,545	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10 *#	1,275,545

Total Short—Term Investments (Cost $1,275,547)		1,275,547
Mutual Funds (5.1%)
2,832,941	Invesco Aim Liquid Assets Portfolio, 0.18%*^	2,832,941

Total Mutual Funds (Cost $2,832,941)		2,832,941
Total Investments 102.6% (Cost $50,096,895)		57,253,582

Liabilities Less Other Assets (2.6)%		(1,428,377)

Net Assets 100.0%		$55,825,205

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

*	All securities were fair valued (Note 1) as of December 31, 2009 unless noted with a *. Total value of securities fair valued was $51,551,854.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)
As of December 31, 2009, the Fund had the following forward currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Buy:
6,100,000	British Pound	3/01/10	9,717,605	9,847,763	130,158

Contracts to Sell:
(6,100,000)	British Pound	3/01/10	(9,877,852)	9,847,763	30,089
The accompany notes are an integral part of this Schedule of Investments.
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Country Composition

United Kingdom	20.7%
Switzerland	17.2%
France	11.2%
Germany	9.0%
Spain	5.7%
Netherlands	5.1%
Belgium	4.4%
Turkey	3.7%
Norway	2.8%
Denmark	2.7%
Italy	2.5%
Russian Federation	1.9%
Ireland	1.9%
Sweden	1.8%
Kazakhstan	1.5%
Finland	1.1%
Greece	0.6%
Bermuda	0.6%
Portugal	0.5%
Austria	0.3%

95.2%

Industry Composition

Diversified Banks	11.0%
Integrated Oil & Gas	10.1%
Pharmaceuticals	9.3%
Packaged Foods & Meats	6.6%
Diversified Metals & Mining	6.3%
Industrial Conglomerates	5.4%
Apparel Accessories & Luxury Goods	4.0%
Integrated Telecommunication Services	3.2%
Food Retail	3.2%
Brewers	2.6%
Health Care Supplies	2.6%
Specialty Chemicals	2.3%
Environmental & Facilities Services	2.3%
Wireless Telecommunication Services	2.2%
Agricultural Products	2.1%
Systems Software	1.9%
Distillers & Vintners	1.7%
Oil & Gas Drilling	1.5%
Health Care Equipment	1.4%
Multi-Line Insurance	1.4%
Life & Health Insurance	1.4%
Household Appliances	1.3%
Home Improvement Retail	1.1%
Biotechnology	1.1%
Automobile Manufacturers	1.1%
Other Industries (each less than 1%)	8.1%

95.2%

Sector Composition

Leisure and Consumer Staples	21.0%
Financial	17.0%
Health Care	14.4%
Energy	11.5%
Materials	11.3%
Industrials	8.9%
Telecommunications & Utilities	5.4%
Consumer Discretionary	3.5%
Information Technology	2.2%

95.2%

Percentages are based upon net assets excluding short-term investments and mutual funds.
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (92.7%)
4,100	Allianz AG	$510,984
21,900	Anheuser-Busch Inbev NV	1,133,586
600,000	Anta Sports Products, Ltd.	884,855
423,000	Asya Katilim Bankasi A.S.†	978,650
15,400	AXA S.A.	361,540
59,800	Banco Bilbao Vizcaya Argentaria S.A.	1,089,746
77,500	Banco Santander Central Hispano S.A.	1,280,532
1,364,000	Bangkok Expressway Public Co., Ltd.	851,330
2,082,000	Bank of China, Ltd. — Class H	1,118,892
21,700	Bank of Nova Scotia*	1,021,494
6,100	BASF SE	379,927
7,900	Bayer AG	634,720
49,200	BHP Billiton, Ltd.	1,882,194
42,218	Bidvest Group, Ltd.	737,004
30,319	BNP Paribas	2,404,600
272,500	BP PLC	2,630,963
694,000	Cafe De Coral Holdings, Ltd.	1,585,052
12,000	Carlsberg A/S — Class B	883,503
832,000	China CITIC Bank Corp., Ltd. — Class H	704,286
986,000	China Construction Bank Corp. — Class H	842,221
916,000	China Dongxiang Group Co.	706,801
2,470,000	China Petroleum & Chemical Corp.	2,176,261
236,000	China Yurun Food Group, Ltd.*	700,107
4,800	CNP Assurances	464,763
588,000	Corporacion GEO S.A.B. de C.V. — Class B†*	1,561,754
10,400	Credicorp, Ltd.*	801,008
320,800	Dah Sing Financial Group†	1,767,773
8,400	Delhaize Group	642,529
90,200	Diageo PLC	1,573,434
37,400	DnB NOR ASA†	404,046
261,299	Esprit Holdings, Ltd.	1,733,699
54,700	Eurasian Natural Resource Corp.	801,115
20,800	First Quantum Minerals, Ltd.*	1,596,603
1,234,000	Fosun International	855,513
80,000	Gafisa S.A.*	1,298,018
20,860	Gerry Weber International AG	655,905
38,600	Getinge AB — Class B	737,945
61,800	GlaxoSmithKline PLC	1,310,352
62,700	Grifols S.A.	1,100,853
547,000	Grupo Mexico S.A.B. de C.V.*	1,248,771
4,872,000	Guangdong Investment, Ltd.	2,831,307
33,000	Hankook Tire Co., Ltd.†	721,782
500,500	Hon Hai Precision Industry Co., Ltd.	2,343,230
110,100	HSBC Holdings PLC	1,255,894
37,000	Industrial Bank of Korea†	443,617
237,000	Itausa — Investimentos Itau S.A.*	1,613,588
1,135	Jupiter Telecommunications Co., Ltd.	1,123,292
27,800	Kerry Group PLC	817,488
110,000	Kimberly-Clark de Mexico, S.A.B. de C.V. — Class A*	492,576
560,200	Koc Holding A.S.†	1,665,004
75,800	Koninklijke Ahold N.V.	1,004,149
66,000	LG Fashion Corp.†	1,793,008
28,900	LUKOIL — ADR*(a)	1,629,960
65,000	Marfrig Alimentos S.A.*	714,048
54,000	Mitsui & Co., Ltd.	766,173
159,000	MRV Engenharia E Participacoes S.A.*	1,288,078
67,470	Nestle S.A.	3,275,356
11,700	Nobel Biocare Holding AG	392,222
44,640	Novartis AG	2,438,346
20,200	Novo Nordisk A/S — Class B	1,289,789
15,700	Nutreco Holding N.V.	882,412
3,100	OBIC Co., Ltd.	506,215
272,000	Old Mutual PLC†	476,263
54,400	Omega Pharma S.A.	2,722,468
64,000	Petroleo Brasiliero S.A.*	1,349,129
1,318,400	Pirelli & C. S.p.A.†	789,475
64,400	Praktiker Bau- und Heimwerkermaerkte Holding AG(a)	713,294
10,700	Roche Holding AG	1,830,280
64,700	Rona, Inc.*	956,020
65,500	Royal Dutch Shell PLC — Class B	1,907,321
1,384,000	Sa Sa International Holdings, Ltd.	914,431
3,900	Samsung Electronics Co., Ltd.	2,676,243
18,800	Sanofi-Aventis	1,478,336
1,685,000	SARE Holding, S.A. de C.V.†*	618,367
17,600	Seadrill, Ltd.(a)	448,112
20,800	SEB S.A.	1,179,834
42,000	Shionogi & Co., Ltd.	910,763
1,968,000	Sichuan Expressway Co., Ltd.	1,037,272
21,000	Siemens AG	1,931,795
1,500	Sika AG	2,332,917
17,183	Societe Generale	1,193,753
422,839	Taiwan Semiconductor Manufacturing Co., Ltd.	853,155
2,321,000	Techtronic Industries Co., Ltd.(a)	1,924,110
40,200	Telefonica S.A.	1,125,046
90,600	Tesco PLC	624,948
14,900	Teva Pharmaceutical Industries, Ltd. — ADR*(a)	837,082
2,317,000	Thai Union Frozen Products Public Co., Ltd.	2,107,126
332,000	The Siam Cement PLC	2,338,974
3,320	The Swatch Group AG — Class B	840,563
31,100	The Toronto-Dominion Bank*	1,961,894
134,000	Tim Participacoes S.A.*	394,186
266,700	Tomra Systems A.S.A.	1,275,167
15,255	Total S.A.	979,729
15,200	Transocean, Ltd.†*	1,258,560
94,000	Union Bank of India, Ltd.	531,202
48,700	Vedanta Resources PLC	2,036,652
625,000	Vodafone Group PLC	1,447,130
41,000	Woori Finance Holdings Co., Ltd.†	485,606
86,000	Yantai Changyu Pioneer Wine Co., Ltd.	762,043
243,000	Yue Yuen Industrial Holdings, Ltd.	703,572

Total Common Stocks (Cost $101,587,957)		121,293,681
Preferred Stocks (1.7%)
68,100	Vale S.A. — Class A, 0.49%*	1,651,147
17,000	Vivo Participacoes S.A., 0.26%	532,123

Total Preferred Stocks (Cost $2,154,435)		2,183,270
Short-Term Investments (1.5%)
21	Brown Brothers Harriman Time Deposit — Australian Dollar, 2.58%, 01/01/10 *#	19
1	Brown Brothers Harriman Time Deposit — Euro, 0.09%, 01/01/10 *#	2
1	Brown Brothers Harriman Time Deposit — Great British Pound, 0.06%, 01/01/10 *#	2
$1,954,211	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10 *#	1,954,211

Total Short-Term Investments (Cost $1,954,234)		1,954,234
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Mutual Funds (3.7%)
4,904,595	Invesco Aim Liquid Assets Portfolio, 0.18%*^	$4,904,595

Total Mutual Funds (Cost $4,904,595)		4,904,595
Total Investments 99.6% (Cost $110,601,221)		130,335,780

Other Assets Less Liabilities 0.4%		514,398

Net Assets 100.0%		$130,850,178
The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of December 31, 2009.

*	All securities were fair valued (Note 1) as of December 31, 2009 unless noted with a *. Total value of securities fair valued was $100,484,561.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)
As of December 31, 2009, the Fund had the following forward currency contract outstanding:

			Original		Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Buy:
153,000,000	Taiwan Dollar	2/26/10	4,871,060	4,870,449	(611)
6,900,000	British Pound	3/01/10	10,992,045	11,139,273	147,228

			$15,863,105	$16,009,722	$146,617

Contracts to Sell:
(153,000,000)	Taiwan Dollar	2/26/10	(4,706,244)	(4,870,449)	(164,205)
(6,900,000)	British Pound	3/01/10	(11,173,308)	(11,139,273)	34,035

			($15,879,552)	($16,009,722)	($130,170)

The accompanying notes are an integral part of this Schedule of Investments.
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Country Composition

Hong Kong	10.6%
United Kingdom	10.1%
Switzerland	9.5%
Brazil	6.8%
France	6.2%
China	4.9%
South Korea	4.7%
Canada	4.2%
Thailand	4.1%
Germany	3.7%
Spain	3.5%
Belgium	3.4%
Mexico	3.0%
Japan	2.5%
Taiwan	2.4%
Turkey	2.0%
Denmark	1.7%
Netherlands	1.4%
Australia	1.4%
Norway	1.3%
Russian Federation	1.3%
Bermuda	1.0%
United States	0.7%
Israel	0.6%
Ireland	0.6%
Kazakhstan	0.6%
Italy	0.6%
Sweden	0.6%
South Africa	0.6%
India	0.4%

94.4%

Industry Composition

Diversified Banks	15.2%
Integrated Oil & Gas	8.2%
Pharmaceuticals	7.7%
Diversified Metals & Mining	6.1%
Packaged Foods & Meats	5.3%
Industrial Conglomerates	3.3%
Apparel Accessories & Luxury Goods	3.0%
Semiconductors	2.7%
Household Appliances	2.4%
Homebuilding	2.2%
Water Utilities	2.2%
Health Care Supplies	2.1%
Electronic Manufacturing Services	1.8%
Construction Materials	1.8%
Distillers & Vintners	1.8%
Specialty Chemicals	1.8%
Food Retail	1.7%
Brewers	1.5%
Highways & Railtracks	1.4%
Apparel Retail	1.3%
Oil & Gas Drilling	1.3%
Home Improvement Retail	1.3%
Restaurants	1.2%
Tires & Rubber	1.1%
Wireless Telecommunication Services	1.1%
Environmental & Facilities Services	1.0%
Other Industries (each less than 1%)	13.9%

94.4%

Sector Composition

Financial	23.0%
Leisure and Consumer Staples	13.0%
Health Care	11.5%
Materials	11.2%
Consumer Discretionary	10.9%
Energy	9.4%
Industrials	6.4%
Information Technology	4.8%
Telecommunications & Utilities	4.2%

94.4%

Percentages are based upon net assets excluding short-term investments and mutual funds.
Schedule of Investments

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (92.1%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$266,941
500,000	AK Steel Corp.	7.75%	06/15/12	505,000
700,000	Alcoa, Inc.(a)	6.50%	06/01/11	738,120
1,000,000	Alcoa, Inc.	5.55%	02/01/17	994,308
1,000,000	Alcoa, Inc.	6.75%	07/15/18	1,020,070
1,000,000	Allied Waste North America	6.50%	11/15/10	1,039,851
1,000,000	Allied Waste North America	6.88%	06/01/17	1,061,250
1,000,000	Altria Group, Inc.	7.75%	02/06/14	1,134,295
500,000	AmerenEnergy Generating Co.	7.00%	04/15/18	518,229
1,440,000	American Express Bank(b)	0.53%	06/12/17	1,237,576
1,800,000	American Express Credit Co.(b)	0.35%	02/24/12	1,759,142
500,000	American Express Credit Co.	7.30%	08/20/13	561,940
1,000,000	American Express Credit Co.	7.00%	03/19/18	1,101,272
850,000	American General Finance Corp.	4.63%	09/01/10	823,791
250,000	American General Finance Corp.	5.20%	12/15/11	214,748
750,000	American General Finance Corp.	5.38%	10/01/12	603,083
400,000	American International Group, Inc.	5.38%	10/18/11	397,248
650,000	Arizona Public Service Co.	6.38%	10/15/11	695,817
500,000	AutoZone, Inc.	4.38%	06/01/13	508,387
500,000	Ball Corp.	6.88%	12/15/12	508,750
1,500,000	Bank of America Corp.	6.25%	04/15/12	1,606,975
1,000,000	Bank of America Corp.	4.88%	09/15/12	1,047,843
1,250,000	Bank of America Corp.	5.42%	03/15/17	1,233,877
950,000	Bank of America Corp.(b)	0.55%	06/15/17	806,897
1,000,000	Bear Stearns Cos., LLC(b)	1.00%	10/28/14	968,750
950,000	Bear Stearns Cos., LLC(b)	0.66%	11/21/16	865,606
401,000	Bill Barret Corp.	9.88%	07/15/16	427,065
750,000	Boston Scientific Corp.	6.00%	06/15/11	783,750
2,000,000	Branch Banking & Trust(b)	0.57%	05/23/17	1,769,684
1,500,000	Caterpillar Financial Services Corp.	6.13%	02/17/14	1,676,310
150,000	Centex Corp.	4.55%	11/01/10	151,125
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	1,126,645
500,000	Chesapeake Energy Corp.	7.00%	08/15/14	506,250
500,000	Chesapeake Energy Corp.	6.63%	01/15/16	495,000
775,000	Citigroup, Inc.	6.50%	01/18/11	810,429
1,000,000	Citigroup, Inc.	6.00%	02/21/12	1,055,700
850,000	Citigroup, Inc.	5.30%	10/17/12	885,482
1,000,000	Citigroup, Inc.(b)	0.53%	06/09/16	803,704
639,000	Comcast Cable Communications Holdings	8.38%	03/15/13	736,573
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	479,246
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	566,172
550,000	Comerica Bank	7.13%	12/01/13	550,453
500,000	ConocoPhillips	4.75%	02/01/14	536,846
500,000	Consolidated Edison Co. of New York	5.55%	04/01/14	544,253
1,000,000	Constellation Energy Group, Inc.	4.55%	06/15/15	1,002,699
2,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	2,028,638
1,000,000	Coventry Health Care, Inc.	6.13%	01/15/15	955,210
114,000	Cox Communications, Inc.	7.63%	06/15/25	126,423
500,000	Credit Suisse New York — YD	5.50%	05/01/14	542,600
500,000	Credit Suisse New York — YD	6.00%	02/15/18	523,169
500,000	CSX Corp.	5.75%	03/15/13	540,903
1,100,000	CSX Corp.	7.38%	02/01/19	1,256,658
2,500,000	Daimler Finance NA(a)	6.50%	11/15/13	2,740,587
500,000	Denbury Resources, Inc.	9.75%	03/01/16	533,750
232,000	Dillard’s, Inc.	9.13%	08/01/11	230,840
850,000	DPL, Inc.(c)	6.88%	09/01/11	908,418
450,000	E.I. Du Pont de Nemours	5.00%	07/15/13	484,761
450,000	Exelon Generation Co., LLC	5.35%	01/15/14	475,062
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	803,955
500,000	Farmers Insurance Capital Notes(c)	7.20%	07/15/48	411,134
6,000	First American Financial Corp.	7.55%	04/01/28	4,114
23,000	FirstEnergy Corp.	6.45%	11/15/11	24,662
1,000,000	Fiserv, Inc.	6.13%	11/20/12	1,088,871

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Ford Motor Credit Co., LLC	9.75%	09/15/10	$1,031,849
201,000	Ford Motor Credit Co., LLC(b)	5.50%	06/15/11	198,990
2,000,000	Ford Motor Credit Co., LLC	7.25%	10/25/11	2,019,784
750,000	Fortune Brands, Inc.	4.88%	12/01/13	766,073
1,000,000	Freeport-McMoRan Copper & Gold, Inc.(b)	3.88%	04/01/15	994,380
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	545,000
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	657,000
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,012,500
500,000	General Electric Capital Corp.	5.45%	01/15/13	531,543
1,000,000	General Electric Capital Corp.(b)	0.43%	05/08/13	957,099
1,000,000	General Electric Capital Corp.(b)	0.40%	09/15/14	938,503
500,000	General Electric Capital Corp.	4.75%	09/15/14	519,785
1,000,000	General Electric Capital Corp.(b)	0.47%	05/11/16	910,822
397,000	Genworth Financial, Inc.	5.65%	06/15/12	393,751
1,000,000	Goldman Sachs Group, Inc.(b)	0.78%	01/12/15	954,436
1,000,000	Goldman Sachs Group, Inc.(b)	0.68%	07/22/15	888,086
1,000,000	Goldman Sachs Group, Inc.(b)	0.70%	03/22/16	920,941
450,000	Hartford Financial Services Group	5.25%	10/15/11	464,410
700,000	Hartford Financial Services Group	5.38%	03/15/17	667,285
1,000,000	Hartford Financial Services Group	6.30%	03/15/18	997,206
1,000,000	Hartford Life Global Funding(b)	0.38%	03/15/13	932,835
1,000,000	Hartford Life Global Funding(b)	0.43%	06/16/14	907,243
1,000,000	Health Care Property Investors, Inc.	5.65%	12/15/13	1,001,740
500,000	Health Care Property Investors, Inc.	6.30%	09/15/16	488,022
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	996,420
500,000	HSBC Finance Corp.	7.00%	05/15/12	543,680
900,000	HSBC Finance Corp.	5.90%	06/19/12	961,729
500,000	HSBC Finance Corp.	4.75%	07/15/13	520,621
1,900,000	HSBC Finance Corp.(b)	2.02%	11/10/13	1,825,710
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	2,066,008
1,000,000	HSBC Finance Corp.(b)	0.69%	06/01/16	913,521
1,000,000	Humana, Inc.	7.20%	06/15/18	1,022,738
900,000	Ingersoll-Rand Global Holding Co.	9.50%	04/15/14	1,075,443
294,000	International Lease Finance Corp.	4.88%	09/01/10	282,398
250,000	International Lease Finance Corp.	5.63%	09/15/10	247,298
800,000	International Lease Finance Corp.	5.75%	06/15/11	735,040
900,000	International Paper Co.	7.95%	06/15/18	1,038,069
450,000	John Hancock(c)	7.38%	02/15/24	447,381
850,000	JPMorgan Chase & Co.	6.63%	03/15/12	927,913
1,000,000	JPMorgan Bank NA(b)	0.58%	06/13/16	911,632
1,000,000	Lincoln National Corp.	7.00%	03/15/18	1,045,040
1,000,000	Lincoln National Corp.	8.75%	07/01/19	1,142,604
1,500,000	Marathon Oil Corp.	6.50%	02/15/14	1,659,246
1,000,000	Massey Energy Co.	6.63%	11/15/10	995,000
1,350,000	Merrill Lynch & Co.	5.45%	02/05/13	1,420,566
1,100,000	Merrill Lynch & Co.(b)	0.76%	05/05/14	1,045,528
1,000,000	Merrill Lynch & Co.(b)	0.74%	01/15/15	916,648
500,000	MetLife, Inc.	6.75%	06/01/16	559,920
1,000,000	Morgan Stanley	5.75%	08/31/12	1,072,576
500,000	Morgan Stanley	5.30%	03/01/13	526,998
500,000	Morgan Stanley(b)	0.58%	01/09/14	477,375
1,500,000	Morgan Stanley	4.75%	04/01/14	1,508,620
1,900,000	Morgan Stanley(b)	0.76%	10/15/15	1,781,776
1,000,000	Motorola, Inc.	7.63%	11/15/10	1,036,019
1,000,000	Motorola, Inc.	8.00%	11/01/11	1,069,488
1,000,000	National City Bank(b)	0.63%	06/07/17	887,034
500,000	Newfield Exploration Co.	7.13%	05/15/18	505,000
1,000,000	Newmont Mining Corp.	5.13%	10/01/19	1,000,467
122,000	NLV Financial Corp.(c)	6.50%	03/15/35	92,350
900,000	Nordstrom, Inc.	6.75%	06/01/14	1,005,119
500,000	NRG Energy, Inc.	7.38%	02/01/16	500,625
1,000,000	NRG Energy, Inc.	7.38%	01/15/17	1,002,500
1,000,000	Peabody Energy Corp.	6.88%	03/15/13	1,011,250

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	PNC Funding Corp.(b)	0.48%	01/31/14	$948,437
600,000	PPG Industries, Inc.	5.75%	03/15/13	640,613
1,750,000	PPL Energy Supply LLC	6.50%	05/01/18	1,824,720
950,000	Protective Life Corp.	6.40%	01/15/18	900,731
180,000	Provident Cos., Inc.	7.00%	07/15/18	172,841
400,000	Prudential Financial, Inc.	5.10%	09/20/14	417,054
1,600,000	Prudential Financial, Inc.	4.75%	09/17/15	1,622,424
2,050,000	Prudential Financial, Inc.	6.10%	06/15/17	2,121,982
225,000	PSEG Energy Holdings LLC(c)	8.50%	06/15/11	235,406
500,000	R.R. Donnelley & Sons Co.	4.95%	04/01/14	500,152
750,000	RadioShack Corp.(c)	7.38%	05/15/11	772,500
1,000,000	Regions Financial Corp.(b)	0.42%	06/26/12	898,430
1,000,000	Reliance Steel & Aluminum Co.	6.20%	11/15/16	985,750
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,099,313
900,000	Reynolds American, Inc.	7.25%	06/01/13	981,922
1,250,000	Rio Tinto Finance USA, Ltd. — YD	5.88%	07/15/13	1,348,796
800,000	Rohm & Haas Co.	5.60%	03/15/13	844,342
500,000	Rohm & Haas Co.	6.00%	09/15/17	515,966
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,112,591
600,000	Ryder System, Inc.	5.00%	04/01/11	613,042
500,000	Ryder System, Inc.	5.85%	03/01/14	523,541
500,000	Sempra Energy Corp.	6.00%	02/01/13	533,168
500,000	Simon Property Group LP	5.00%	03/01/12	516,807
500,000	Simon Property Group LP	5.75%	05/01/12	525,248
500,000	Simon Property Group LP	5.45%	03/15/13	512,432
1,750,000	SLM Corp.	5.13%	08/27/12	1,640,579
1,000,000	SLM Corp.	5.38%	01/15/13	943,330
500,000	SLM Corp.	5.38%	05/15/14	461,185
1,000,000	State Street Bank & Trust Co.(b)	0.46%	12/08/15	929,235
1,000,000	SunTrust Banks, Inc.(b)	0.59%	04/01/15	837,668
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	532,953
500,000	Tesoro Corp.	6.63%	11/01/15	475,000
1,100,000	The AES Corp.	7.75%	10/15/15	1,116,500
600,000	The Black & Decker Corp.	8.95%	04/15/14	709,371
400,000	The Dow Chemical Co.	6.00%	10/01/12	430,283
800,000	The Dow Chemical Co.	7.60%	05/15/14	910,314
1,000,000	The Dow Chemical Co.	5.70%	05/15/18	1,015,858
250,000	The Williams Cos., Inc.	7.13%	09/01/11	267,177
2,000,000	Torchmark Corp.	6.38%	06/15/16	2,014,370
750,000	Transocean, Ltd. — YD	5.25%	03/15/13	803,729
950,000	UBS AG Stamford Ct	5.88%	12/20/17	976,307
1,000,000	Union Planters Corp.	4.38%	12/01/10	998,513
1,000,000	United States Steel Corp.	6.05%	06/01/17	954,667
1,000,000	UnitedHealth Group, Inc.	5.50%	11/15/12	1,067,672
500,000	UnitedHealth Group, Inc.	4.88%	02/15/13	523,132
1,660,000	Valero Energy Corp.	6.13%	06/15/17	1,698,897
500,000	Verizon Pennsylvania	5.65%	11/15/11	529,843
1,000,000	Viacom, Inc.	6.63%	05/15/11	1,047,956
500,000	Wachovia Corp(b)	0.52%	06/15/17	446,054
2,000,000	Wachovia Corp.(b)	0.47%	08/01/13	1,926,726
1,500,000	Wachovia Corp.	5.25%	08/01/14	1,552,891
1,000,000	Wachovia Corp.(b)	0.62%	10/28/15	886,986
500,000	Wells Fargo & Co.	5.25%	10/23/12	533,787
900,000	Wells Fargo Bank NA(b)	0.48%	05/16/16	796,926
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,056,329
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,003,750
1,000,000	Willis North America, Inc.	6.20%	03/28/17	991,324
100,000	Xerox Corp.	5.65%	05/15/13	104,196
500,000	Xerox Corp.	7.63%	06/15/13	509,978

Total Corporate Bonds (Cost $152,651,435)				159,145,234

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

U.S. Government And U.S. Government Agency Bonds (0.5%)
$825,000	Fannie Mae	5.13%	01/02/14	$875,845

Total U.S. Government And U.S. Government Agency Bonds (Cost $809,538)				875,845
Foreign Government Bond (0.3%)
500,000	Republic of South Africa – YD	6.50%	06/02/14	547,500

Total Foreign Government Bonds (Cost $513,507)				547,500
Short-Term Investment (5.6%)
$9,690,407	Brown Brothers Harriman Time Deposit – U.S. Dollar, 0.03%, 01/01/10#			9,690,407

Total Short-Term Investments (Cost $9,690,407)				9,690,407
Mutual Funds (1.1%)
1,880,173	Invesco Aim Liquid Assets Portfolio, 0.18%^			1,880,173

Total Mutual Funds (Cost $1,880,173)				1,880,173
Total Investments 99.6% (Cost $165,545,060)				172,139,159
Other Assets Less Liabilities 0.4%				702,329

Net Assets 100.0%				$172,841,488

The accompanying notes are an integral part of this Schedule of Investments.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rate listed is as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

(b)	Floating Rate Security. Rate disclosed is as of December 31, 2009.

(c)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2009 was $2,867,189, which represented 1.60% of the Fund’s Net Assets.

REIT	Real Estate Investment Trust

YD	Yankee Dollar Bond

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Credit Diversification

A1	4.7%
A2	11.5%
A3	14.1%
Aa1	0.3%
Aa2	3.1%
Aa3	3.6%
B1	4.1%
B2	1.5%
B3	2.0%
Ba1	5.6%
Ba2	1.9%
Ba3	1.9%
Baa1	8.8%
Baa2	9.8%
Baa3	19.2%

Total	92.1%

Percentages are based upon corporate bond investments as a percentage of net assets.
Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.6%)
18,500	Abbott Laboratories	$998,815
22,100	Accenture PLC — Class A	917,150
28,200	Aflac, Inc.(a)	1,304,250
9,800	Air Products & Chemicals, Inc.	794,388
18,600	Alaska Air Group, Inc.†	642,816
43,400	Albemarle Corp.(a)	1,578,458
36,900	Alliant Energy Corp.	1,116,594
41,300	Altria Group, Inc.	810,719
7,900	Apple, Inc.†	1,665,794
45,500	Arbitron, Inc.(a)	1,065,610
18,200	Avnet, Inc.†	548,912
25,700	Barrick Gold Corp.(a)	1,012,066
7,400	Becton, Dickinson & Co.	583,564
9,600	BHP Billiton, Ltd. — ADR(a)	735,168
16,600	BP PLC — ADR	962,302
22,300	Campbell Soup Co.	753,740
24,500	Cardinal Health, Inc.	789,880
37,600	Cash America International, Inc.	1,314,496
19,200	Chevron Corp.	1,478,208
12,200	China Petroleum and Chemical Corp. — ADR(a)	1,074,454
88,400	Cisco Systems, Inc.†	2,116,296
19,900	Computer Sciences Corp.†	1,144,847
33,800	ConAgra Foods, Inc.	779,090
28,500	ConocoPhillips	1,455,495
18,600	Covance, Inc.†(a)	1,015,002
10,200	Credicorp, Ltd.	785,604
43,300	CSX Corp.	2,099,617
16,500	Diamond Offshore Drilling, Inc.(a)	1,623,930
32,700	Dollar Financial Corp.†(a)	773,682
28,500	Dominion Resources, Inc. of Virginia(a)	1,109,220
29,600	Edison International	1,029,488
42,200	Eli Lilly and Co.	1,506,962
25,100	Emerson Electric Co.	1,069,260
11,900	Express Scripts, Inc.†	1,028,755
20,600	Exxon Mobil Corp.	1,404,714
18,600	FMC Corp.	1,037,136
18,600	Freeport-McMoRan Copper & Gold, Inc. — Class B†	1,493,394
164,600	General Electric Co.	2,490,398
23,800	GlaxoSmithKline PLC — ADR	1,005,550
4,300	Google, Inc. — Class A†	2,665,914
16,100	Harsco Corp.	518,903
44,300	Hewlett-Packard Co.	2,281,893
26,400	Honeywell International, Inc.	1,034,880
21,900	International Business Machines Corp.	2,866,710
19,700	Kellogg Co.	1,048,040
5,300	Mastercard, Inc. — Class A(a)	1,356,694
14,300	McDonald’s Corp.	892,892
13,800	Medtronic, Inc.	606,924
61,700	Merck & Co., Inc.	2,254,518
116,900	Microsoft Corp.	3,564,281
16,200	Murphy Oil Corp.	878,040
99,400	Navios Maritime Holdings, Inc.(a)	601,370
27,000	Newmont Mining Corp.	1,277,370
15,200	Nike, Inc. — Class B	1,004,264
39,200	Noble Corp.	1,595,440
37,600	Parker Hannifin Corp.	2,025,888
35,500	Patterson Cos., Inc.†(a)	993,290
110,700	Pfizer, Inc.	2,013,633
17,800	PG&E Corp.	794,770
20,000	Philip Morris International, Inc.	963,800
51,100	Portland General Electric Co.	1,042,951
10,000	Praxair, Inc.	803,100
33,200	Procter & Gamble Co.	2,012,916
10,200	Prudential Financial, Inc.	507,552
20,600	Reynolds American, Inc.	1,091,182
40,700	RPM International, Inc.	827,431
10,400	Siemens AG — ADR	953,680
43,200	StatoilHydro ASA — ADR	1,076,112
9,900	Stryker Corp.(a)	498,663
19,900	Target Corp.	962,563
26,100	The Dow Chemical Co.	721,143
4,700	The Goldman Sachs Group, Inc.	793,548
40,700	The Hartford Financial Services Group, Inc.	946,682
36,700	Time Warner, Inc.	1,069,438
6,600	Transocean, Ltd.†	546,480
57,900	Tyco International, Ltd.	2,065,872
53,500	U.S. Bancorp	1,204,285
32,700	Union Pacific Corp.	2,089,530
17,200	UnitedHealth Group, Inc.	524,256
7,200	V.F. Corp.	527,328
15,400	Visa, Inc. — Class A(a)	1,346,884
27,400	Walgreen Co.	1,006,128
9,200	WellPoint, Inc.†	536,268
39,500	Wolverine World Wide, Inc.(a)	1,075,190
52,200	Xcel Energy, Inc.	1,108,206

Total Common Stocks (Cost $87,794,478)		101,692,726
Short-Term Investments (4.0%)
$4,286,421	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	4,286,421

Total Short-Term Investments (Cost $4,286,421)		4,286,421

Mutual Funds (15.3%)
16,274,153	Invesco Aim Liquid Assets Portfolio, 0.18%^	16,274,153

Total Mutual Funds (Cost $16,274,153)		16,274,153
Total Investments 114.9% (Cost $108,355,052)		122,253,300

Liabilities Less Other Assets (14.9%)		(15,828,784)

Net Assets 100.0%		$106,424,516

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rate listed is as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investment

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition
Integrated Oil & Gas	7.8%
Computer Hardware	6.4%
Pharmaceuticals	5.2%
Industrial Conglomerates	5.2%
Railroads	3.9%
Multi — Utilities	3.9%
Data Processing & Outsourced Services	3.6%
Oil & Gas Drilling	3.5%
Systems Software	3.3%
Tobacco	2.7%
Internet Software & Services	2.5%
Packaged Foods & Meats	2.4%
Industrial Machinery	2.4%
Specialty Chemicals	2.3%
Gold	2.1%
Diversified Metals & Mining	2.1%
Communications Equipment	2.0%
Consumer Finance	2.0%
Footwear	2.0%
Electric Utilities	1.9%
Household Products	1.9%
Diversified Banks	1.9%
Life & Health Insurance	1.7%
Health Care Distributors	1.7%
Diversified Chemicals	1.7%
Health Care Equipment	1.6%
Industrial Gases	1.5%
Movies & Entertainment	1.0%
Electrical Components & Equipment	1.0%
Managed Health Care	1.0%
Aerospace & Defense	1.0%
Health Care Services	1.0%
Life Sciences Tools & Services	1.0%
Other Industries (each less than 1%)	10.4%

95.6%

Sector Composition
Information Technology	19.4%
Industrials	14.7%
Health Care	13.5%
Energy	11.4%
Leisure and Consumer Staples	9.8%
Materials	9.7%
Financial	7.2%
Telecommunications & Utilities	6.6%
Consumer Discretionary	3.3%

95.6%

Percentages are based upon common stock as a percentage of net assets.
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (75.5%)
8,700	Abbott Laboratories	$469,713
17,000	Aflac, Inc.	786,250
15,000	Alliant Energy Corp.	453,900
55,200	Allianz SE — ADR	687,240
23,000	Annaly Capital Management, Inc. — REIT	399,050
77,400	Apollo Investment Corp.	737,622
10,000	Automatic Data Processing, Inc.	428,200
25,100	Banco Bilbao Vizcaya Argentaria S.A. — ADR	452,804
47,100	Banco Santander Central Hispano S.A. — ADR	774,324
11,200	Bemis Co., Inc.	332,080
8,600	BP PLC — ADR	498,542
7,300	Caterpillar, Inc.	416,027
8,000	Chevron Corp.	615,920
14,500	ConAgra Foods, Inc.	334,225
11,900	ConocoPhillips	607,733
10,400	Consolidated Edison, Inc.	472,472
19,000	Constellation Energy Group, Inc.	668,230
12,700	Cooper Industries PLC — Class A	541,528
6,500	Diamond Offshore Drilling, Inc.	639,730
8,200	Dominion Resources, Inc. of Virginia	319,144
13,100	DPL, Inc.	361,560
12,000	E.I. du Pont de Nemours and Co.	404,040
9,000	Eastman Chemical Co.	542,160
5,400	Eaton Corp.	343,548
12,900	Eli Lilly and Co.	460,659
11,400	Emerson Electric Co.	485,640
22,600	First Niagara Financial Group, Inc.	314,366
41,200	Intel Corp.	840,480
7,600	International Business Machines Corp.	994,840
7,800	Kimberly-Clark Corp.	496,938
27,300	Leggett & Platt, Inc.	556,920
3,600	Lorillard, Inc.	288,828
6,500	Lubrizol Corp.	474,175
7,300	M&T Bank Corp.	488,297
10,100	McDonald’s Corp.	630,644
24,700	Merck & Co., Inc.	902,538
33,800	Methanex Corp.	658,762
69,100	MFA Financial, Inc.	507,885
51,400	Microsoft Corp.	1,567,186
92,800	Navios Maritime Holdings, Inc.	561,440
6,700	Northrop Grumman Corp.	374,195
5,900	Novartis AG — ADR	321,137
9,200	NSTAR	338,560
17,500	Nu Skin Enterprises, Inc. — Class A	470,225
13,200	ONEOK, Inc.	588,324
26,700	Partner Communications Co., Ltd. — ADR	543,345
21,100	Pepco Holdings, Inc.	355,535
51,700	Pfizer, Inc.	940,423
10,600	Polaris Industries, Inc.	462,478
9,500	Reynolds American, Inc.	503,215
5,800	Royal Dutch Shell PLC — ADR	348,638
18,500	RPM International, Inc.	376,105
23,400	San Juan Basin Royalty Trust	403,416
36,100	Sara Lee Corp.	439,698
6,400	SCANA Corp.	241,152
12,200	Snap-on, Inc.	515,572
13,100	The Dow Chemical Co.	361,953
20,300	The Empire District Electric Co.	380,219
7,300	The Stanley Works	376,023
5,200	Total S.A. — ADR	333,008
6,900	V.F. Corp.	505,356
45,900	XL Capital, Ltd. — Class A	841,347

Total Common Stocks (Cost $26,436,113)		$32,535,564
Preferred Stocks (0.8%)
13,200	Wells Fargo Capital XII, 7.88%	338,844

Total Preferred Stocks (Cost $326,439)		338,844

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value
Corporate Bonds (1.5%)
$600,000	Daimler Finance NA	6.50%	11/15/13	657,741

Total Corporate Bonds (Cost $615,329)				657,741
Convertible Corporate Bonds (2.3%)
350,000	Central European Distribution Corp.	3.00%	3/15/13	297,063
400,000	Molina Healthcare, Inc. — Series H	3.75%	10/1/14	349,000
350,000	World Acceptance Corp.	3.00%	10/1/11	327,687

Total Convertible Corporate Bonds (Cost $997,248)				973,750
U.S. Government Bonds (7.7)%
500,000	Fannie Mae	7.25%	5/15/30	639,359
1,000,000	Freddie Mac	5.50%	7/18/16	1,118,156
350,000	Freddie Mac	6.75%	3/15/31	426,227
400,000	U.S. Treasury Bonds	8.00%	11/15/21	544,688
600,000	U.S. Treasury Bonds	4.50%	2/15/36	591,000

Total U.S. Government Bonds (Cost $3,312,377)				3,319,430
Sovereign Agency (1.6%)
500,000	Financing Corp.	9.40%	2/8/18	669,613

Total Sovereign Agency (Cost $651,000)				669,613

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value
Call Options Purchased (1.1% )
Apple, Inc., Expiration January 2011, Exercise price $190.00	18	79,380
Cisco Systems, Inc., Expiration January 2011, Exercise price $20.00	250	135,000
Deckers Outdoof Corp., Expiration June 2010, Exercise price $95.00	27	43,335
Google, Inc. — Class A, Expiration January 2011, Exercise price $600.00	6	49,080
Hewlett-Packard Co., Expiration January 2011, Exercise price $40.00	100	135,500
McKesson Corp., Expiration January 2011, Exercise price $70.00	71	24,850

Total Call Options Purchased (Cost $321,831)		467,145
Schedule of Investments

Shares or Principal Amount		Value
Exchange Traded Funds (7.1%)
8,600	iShares iBoxx $ High Yield Corporate Bond Fund	755,424
21,200	iShares S&P U.S. Preferred Stock Index Fund	778,040
39,800	PowerShares Financial Preferred Portfolio	648,740
49,500	PowerShares High Yield Corporate Bond Portfolio	891,495

Total Exchange Traded Funds (Cost $2,212,741)		3,073,699
Short-Term Investments (2.7%)
$1,141,996	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.03%, 01/01/10#	1,141,996

Total Short-Term Investments (Cost $1,141,996)		1,141,996
Total Investments 100.3% (Cost $36,015,074)		43,177,782

Liabilities Less Other Assets (0.3)%		(109,552)

Net Assets 100.0%		$43,068,230

The accompanying notes are an integral part of this Schedule of Investments.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition
Integrated Oil & Gas	5.5%
Pharmaceuticals	5.0%
Multi — Utilities	3.7%
Systems Software	3.6%
Diversified Chemicals	3.0%
Diversified Banks	2.8%
Electric Utilities	2.5%
Electrical Components & Equipment	2.4%
Computer Hardware	2.3%
Household Appliances	2.1%
Mortgage REITs	2.1%
Property & Casualty Insurance	2.0%
Semiconductors	2.0%
Specialty Chemicals	2.0%
Life & Health Insurance	1.8%
Packaged Foods & Meats	1.8%
Tobacco	1.8%
Asset Management & Custody Banks	1.7%
Independent Power Producers & Energy Traders	1.6%
Multi — Line Insurance	1.6%
Commodity Chemicals	1.5%
Oil & Gas Drilling	1.5%
Restaurants	1.5%
Gas Utilities	1.4%
Home Furnishings	1.3%
Marine	1.3%
Wireless Telecommunication Services	1.3%
Apparel Accessories & Luxury Goods	1.2%
Household Products	1.2%
Leisure Products	1.1%
Personal Products	1.1%
Regional Banks	1.1%
Construction & Farm Machinery & Heavy Trucks	1.0%
Data Processing & Outsourced Services	1.0%
Other Industries (each less than 1%)	6.7%

75.5%

Sector Composition
Financial	13.9%
Telecommunications & Utilities	9.6%
Energy	9.4%
Information Technology	8.9%
Leisure and Consumer Staples	8.4%
Materials	7.3%
Health Care	7.2%
Industrials	6.3%
Consumer Discretionary	4.5%

75.5%

Percentages are based upon common stocks as a percentage of net assets.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (87.6%)
6,200	3M Co.[x]	$512,554
10,000	Abbott Laboratories[x]	539,900
10,000	Accenture PLC — Class A	415,000
4,500	Aetna, Inc.	142,650
1,900	Air Products & Chemicals, Inc.	154,014
15,000	Alliant Energy Corp.[x]	453,900
25,000	Altria Group, Inc.[x]	490,750
10,700	Amerisource-Bergen Corp.[x]	278,949
5,000	Annaly Capital Management, Inc. — REIT	86,750
5,000	Archer Daniels Midland Co.[x]	156,550
5,800	Assurant, Inc.	170,984
25,000	AT&T, Inc.[x]	700,750
9,000	Automatic Data Processing, Inc.	385,380
3,500	Baxter International, Inc.	205,380
1,000	Bayer AG — ADR	79,800
12,500	BB&T Corp.(a)	317,125
4,500	Becton, Dickinson & Co.	354,870
5,000	Bemis Co., Inc.	148,250
2,200	BP PLC — ADR[x]	127,534
9,000	Bristol-Myers Squibb Co.(a)	227,250
5,300	Cardinal Health, Inc.[x]	170,872
4,300	Cash America International, Inc.[x]	150,328
4,900	Chevron Corp.[x]	377,251
3,500	Chubb Corp.[x]	172,130
4,200	CIGNA Corp.	148,134
25,000	Cisco Systems, Inc.x†	598,500
16,300	Comcast Corp. — Class Ax	274,818
5,000	Computer Sciences Corp.†	287,650
10,000	Consolidated Edison, Inc.[x]	454,300
13,000	Covidien PLC[x]	622,570
3,800	CVS Caremark Corp.[x]	122,398
3,700	Diamond Offshore Drilling, Inc.x(a)	364,154
6,000	DIRECTV — Class A†	200,100
5,000	Eli Lilly and Co.	178,550
1,800	Eni SpA — ADR[x]	91,098
3,000	Exxon Mobil Corp.[x]	204,570
4,000	Fiserv, Inc.x†	193,920
7,600	FMC Corp.	423,776
6,000	General Dynamics Corp.	409,020
36,100	General Electric Co.[x]	546,193
2,300	GlaxoSmithKline PLC — ADR[x]	97,175
800	Google, Inc. — Class Ax†	495,984
7,700	Harris Corp.	366,135
4,500	HCC Insurance Holdings, Inc.	125,865
15,600	Hewlett-Packard Co.[x]	803,556
3,500	Humana, Inc.†	153,615
5,000	International Business Machines Corp.[x]	654,500
10,000	Johnson & Johnson, Inc.[x]	644,100
10,500	Kimberly-Clark Corp.[x]	668,955
5,000	L-3 Communications Holdings, Inc.	434,750
6,500	Laboratory Corp. of America Holdingsx†	486,460
4,900	Loews Corp.[x]	178,115
2,500	Lubrizol Corp.	182,375
5,300	McDonald’s Corp.	330,932
5,400	McKesson Corp.[x]	337,500
10,000	Medtronic, Inc.[x]	439,800
19,000	Merck & Co., Inc.[x]	694,260
42,700	Microsoft Corp.[x]	1,301,923
7,500	Newmont Mining Corp.	354,825
4,200	Noble Corp.[x]	170,940
8,000	Norfolk Southern Corp.	419,360
7,000	Northrop Grumman Corp.	390,950
6,000	Pall Corp.	217,200
7,600	Patterson Cos., Inc.x†(a)	212,648
10,000	PepsiCo, Inc.[x]	608,000
12,300	Pfizer, Inc.	223,737
13,600	Portland General Electric Co.	277,576
1,900	Praxair, Inc.	152,589
7,500	Procter & Gamble Co.[x]	454,725
7,000	Public Service Enterprise Group, Inc.	232,750
2,900	Reinsurance Group of America, Inc.(a)	138,185
7,000	Reynolds American, Inc.	370,790
4,800	Royal Dutch Shell PLC — ADR	288,528
2,900	Siemens AG — ADR[x]	265,930
10,000	Southern Co.(a)	333,200
15,000	Southwest Gas Corp.[x]	427,950
3,100	StatoilHydro ASA — ADR	77,221
5,000	Stryker Corp.(a)	251,850
5,000	Sysco Corp.[x]	139,700
2,600	The Allstate Corp.[x]	78,104
3,500	The Clorox Co.	213,500
5,700	The Kroger Co.	117,021
5,000	Time Warner Cable, Inc.	206,950
900	Total S.A. — ADR[x]	57,636
2,400	Transocean, Ltd.x†	198,720
2,800	Travelers Cos., Inc.[x]	139,608
11,500	U.S. Bancorp[x]	258,865
5,500	Union Pacific Corp.[x]	351,450
5,000	UnitedHealth Group, Inc.	152,400
14,200	Wal-Mart Stores, Inc.[x]	758,990
7,100	Walgreen Co.	260,712
2,700	WellPoint, Inc.†	157,383
5,000	Wells Fargo & Co.[x]	134,950
2,700	World Acceptance Corp.x†	96,741
20,000	Xcel Energy, Inc.	424,600

Total Common Stocks (Cost $26,847,570)		29,950,956

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (1.7%)
$100,000	American General Finance Corp.	4.63%	09/01/10	96,917
70,000	American International Group, Inc.	5.38%	10/18/11	69,518
400,000	Simon Property Group LPx	5.45%	03/15/13	409,945

Total Corporate Bonds (Cost $534,865)				576,380

Shares or Principal Amount		Value

Short-Term Investments (20.0%)
$6,831,140	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	6,831,140

Total Short-Term Investments (Cost $6,831,140)		6,831,140
Mutual Funds (3.9%)

1,325,552	Invesco Aim Liquid Assets Portfolio, 0.18%^	1,325,552

Total Mutual Funds (Cost $1,325,552)		1,325,552
Schedule of Investments

Shares or Principal Amount	Value

Total Investments 113.2% (Cost $35,539,127)	38,684,028

Liabilities Less Other Assets (13.2)%	(4,517,068)

Net Assets 100.0%	$34,166,960

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

x	Portion of security is pledged as collateral for call options written and/or securities sold short.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with collateral received from securities on loan. The rates listed are as of December 31, 2009.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Industry Composition

Pharmaceuticals	5.8%
Health Care Equipment	5.7%
Multi-Utilities	4.6%
Computer Hardware	4.3%
Household Products	3.9%
Industrial Conglomerates	3.9%
Systems Software	3.8%
Aerospace & Defense	3.6%
Integrated Oil & Gas	3.6%
Health Care Distributors	2.9%
Communications Equipment	2.8%
Integrated Telecommunication Services	2.7%
Data Processing & Outsourced Services	2.5%
Tobacco	2.5%
Railroads	2.3%
Hypermarkets & Super Centers	2.2%
Managed Health Care	2.2%
Oil & Gas Drilling	2.1%
Electric Utilities	1.8%
Soft Drinks	1.8%
Internet Software & Services	1.5%
Health Care Services	1.4%
Gas Utilities	1.3%
Diversified Chemicals	1.2%
IT Consulting & Other Services	1.2%
Electrical Components & Equipment	1.2%
Diversified Banks	1.2%
Property & Casualty Insurance	1.1%
Drug Retail	1.1%
Multi-Line Insurance	1.1%
Gold	1.0%
Restaurants	1.0%
Other Industries (each less than 1%)	10.0%

89.3%

Sector Composition

Health Care	19.9%
Information Technology	16.1%
Leisure and Consumer Staples	15.1%
Industrials	10.9%
Telecommunications & Utilities	10.3%
Financial	6.6%
Energy	5.7%
Materials	4.7%

89.3%

Percentages are based upon long positions excluding short-term investments and mutual funds as a percentage of net assets.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2009 (UNAUDITED)

Shares	Short Security	Value

7,500	Brookfield Asset Management, Inc. — Class A	$166,350
10,000	Calamos Asset Management, Inc. — Class A	115,300
20,000	CB Richard Ellis Group, Inc. — Class A†	271,400
2,900	Choice Hotels International, Inc.	91,814
15,000	Cognex Corp.	265,800
25,000	Consumer Discretionary Select Sector SPDR Fund	744,250
6,000	Eagle Materials, Inc.	156,300
50,000	Financial Select Sector SPDR Fund	719,500
10,150	First Horizon National Corp.†	136,006
9,000	FormFactor, Inc.†	195,840
5,000	Frontline, Ltd.	136,600
10,000	Harley-Davidson, Inc.	252,000
4,500	Harman International Industries, Inc.	158,760
35,000	iShares S&P Smallcap 600 Index Fund	1,915,200
15,000	Janus Capital Group, Inc.	201,750
5,000	Legg Mason, Inc.	150,800
3,264	Marriott International, Inc. — Class A	88,944
15,000	Midcap SPDR Trust Series 1	1,976,400
7,500	Penn National Gaming, Inc.†	203,850
7,900	Plum Creek Timber Co., Inc.	298,304
4,000	Public Storage	325,800
6,500	Simpson Manufacturing Co., Inc.	174,785
37,500	SPDR Trust — Series 1	4,179,000
11,500	St. Joe Corp.†	332,235
4,000	Starwood Hotels & Resorts Worldwide, Inc.	146,280
8,000	Vail Resorts, Inc.†	302,400
7,500	Valassis Communications, Inc.†	136,950
15,000	Vanguard Small-Cap	860,250
5,000	Vulcan Materials Co.	263,350
5,000	Williams-Sonoma, Inc.	103,900

Total Securities Sold Short (Proceeds $14,943,072)		$15,070,118

The accompanying notes are an integral part of this Schedule of Securities Sold Short.

†	Non-income producing security.
Schedule of Investments

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (101.9%)
7,400	3M Co.[x]	$611,758
10,800	Abbott Laboratories[x]	583,092
5,900	Accenture PLC — Class A	244,850
11,900	AGL Resources, Inc.(a)	433,993
2,700	Air Products & Chemicals, Inc.	218,862
6,000	Allergan, Inc.[x]	378,060
17,900	Allianz SE — ADR[x]	222,855
29,900	Altria Group, Inc.[x]	586,937
3,400	America Movil S.A.B. de C.V. — ADR	159,732
11,400	American Electric Power Co., Inc.[x]	396,606
5,700	Ameriprise Financial, Inc.[x]	221,274
20,200	Amerisource-Bergen Corp.[x]	526,614
763	AOL, Inc.†	17,762
2,200	Apple, Inc.x†	463,892
10,000	Arbitron, Inc.(a)	234,200
7,500	AT&T, Inc.	210,225
9,800	Atwood Oceanics, Inc.x†	351,330
2,000	BHP Billiton, Ltd. — ADR(a)	153,160
4,800	BP PLC — ADR	278,256
15,000	Campbell Soup Co.[x]	507,000
8,900	Cardinal Health, Inc.	286,936
7,400	Cash America International, Inc.[x]	258,704
7,800	Chevron Corp.[x]	600,522
4,800	Computer Sciences Corp.†	276,144
14,100	ConAgra Foods, Inc.[x]	325,005
14,300	ConocoPhillips[x]	730,301
5,200	Consolidated Edison Company of New York, Inc.(a)	236,236
9,900	Constellation Brands, Inc.†	157,707
4,700	Constellation Energy Group, Inc.	165,299
4,100	Cooper Industries PLC — Class A	174,824
2,700	Credicorp, Ltd.[x]	207,954
10,900	CSX Corp.[x]	528,541
2,700	Deutsche Bank AG — ADR[x]	191,457
2,600	Diamond Offshore Drilling, Inc.(a)	255,892
2,100	Eaton Corp.	133,602
2,900	Ecolab, Inc.	129,311
2,500	Everest Re Group, Ltd.	214,200
6,900	Express Scripts, Inc.x†	596,505
3,700	Freeport-McMoRan Copper & Gold, Inc. — Class B†	297,073
2,200	General Dynamics Corp.	149,974
20,300	General Electric Co.[x]	307,139
12,200	GlaxoSmithKline PLC — ADR[x]	515,450
1,600	Google, Inc. — Class Ax†	991,968
19,000	Hewlett-Packard Co.[x]	978,690
5,700	Honeywell International, Inc.	223,440
4,200	Hubbell, Inc. — Class Bx	198,660
9,400	Intel Corp.[x]	191,760
9,600	International Business Machines Corp.[x]	1,256,640
4,200	Kellogg Co.(a)	223,440
11,700	Kimberly-Clark Corp.[x]	745,407
6,500	Loews Corp.	236,275
2,100	Lorillard, Inc.	168,483
4,900	Lubrizol Corp.[x]	357,455
900	Mastercard, Inc. — Class A(a)	230,382
4,500	Medco Health Solutions, Inc.†	287,595
5,700	Medicis Pharmaceutical Corp. — Class A(a)	154,185
14,100	Medtronic, Inc.[x]	620,118
19,400	Merck & Co., Inc.[x]	708,876
59,100	Microsoft Corp.[x]	1,801,959
9,200	Mylan, Inc.†(a)	169,556
5,800	Newmont Mining Corp.[x]	274,398
5,900	Nike, Inc. — Class Bx	389,813
5,400	Novartis AG — ADR	293,922
6,400	Occidental Petroleum Corp.[x]	520,640
6,300	ONEOK, Inc.(a)	280,791
2,500	Parker Hannifin Corp.	134,700
2,800	PartnerRe, Ltd.	209,048
11,100	Patterson Cos., Inc.†(a)	310,578
10,400	PepsiCo, Inc.[x]	632,320
31,700	Pfizer, Inc.[x]	576,623
6,500	Pinnacle West Capital Corp.	237,770
4,800	PNC Financial Services Group, Inc.[x]	253,392
3,400	Potash Corp. of Saskatchewan, Inc.(a)	368,900
3,700	The Procter & Gamble Co.	224,331
7,800	Prudential Financial, Inc.[x]	388,128
5,700	Quest Diagnostics, Inc.[x]	344,166
3,500	Reinsurance Group of America, Inc.(a)	166,775
6,300	Reynolds American, Inc.[x]	333,711
5,000	Royal Dutch Shell PLC — ADR — Class Ax	300,550
6,400	Sanofi-Aventis S.A. — ADR	251,328
4,200	Sempra Energy Corp.	235,116
5,500	Siemens AG — ADR	504,350
7,400	Snap-on, Inc.[x]	312,724
6,300	Southern Co.(a)	209,916
7,000	Stryker Corp.[x]	352,590
14,500	Sysco Corp.[x]	405,130
6,400	Target Corp.[x]	309,568
11,700	The Allstate Corp.[x]	351,468
5,200	The Clorox Co.[x]	317,200
19,200	The Walt Disney Co.[x]	619,200
7,900	Time Warner Cable, Inc.[x]	326,981
8,400	Time Warner, Inc.	244,776
6,900	TJX Cos., Inc.[x]	252,195
6,600	Travelers Cos., Inc.[x]	329,076
11,000	U.S. Bancorp	247,610
7,600	Unilever N.V.(a)	245,708
7,800	Union Pacific Corp.[x]	498,420
11,300	United Technologies Corp.[x]	784,333
2,100	V.F. Corp.[x]	153,804
7,300	Varian Medical Systems, Inc.x†	342,005
6,500	Verizon Communications, Inc.	215,345
4,200	Visa, Inc. — Class Ax	367,332
2,400	W.W. Grainger, Inc.	232,392
11,600	Walgreen Co.[x]	425,952
3,300	Western Digital Corp.†	145,695
4,800	Wisconsin Energy Corp.	239,184
12,600	Wolverine World Wide, Inc.[x]	342,972
10,800	Xcel Energy, Inc.	229,284

Total Common Stocks (Cost $33,613,678)		38,816,333

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.1% )
S&P 500 Index,
Expiration January 2010,
Exercise price $1,050.00	125	36,250

Total Put Options Purchased (Cost $109,169)		36,250
Schedule of Investments

Shares or Principal Amount		Value

Short-Term Investments (20.2%)
$7,681,380	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.03%, 01/01/10#	$7,681,380

Total Short-Term Investments (Cost $7,681,380)		7,681,380
Mutual Funds (8.7%)
3,320,195	Invesco Aim Liquid Assets Portfolio, 0.18%^	3,320,195

Total Mutual Funds (Cost $3,320,195)		3,320,195
Total Investments 130.9% (Cost $44,724,422)		49,854,158

Liabilities Less Other Assets (30.9)%		(11,788,080)

Net Assets 100.0%		$38,066,078

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

x	Portion of security is pledged as collateral for call options written and/or securities sold short.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2009.

^	Investments made with cash collateral received from securities on loan. The rate listed is as of December 31, 2009.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of December 31, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF WRITTEN CALL OPTIONS
December 31, 2009 (UNAUDITED)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P Index, Expiration
January 2010, Exercise price $1,105.00	445	$1,012,375

Total Options Written (Premiums received $866,257)		$1,012,375

The accompanying notes are an integral part of this Schedule of Written Call Options.

*	All options have 100 shares per contract.
Schedule of Investments

ICON RISK-MANAGED EQUITY FUND
December 31, 2009 (UNAUDITED)

Industry Composition

Pharmaceuticals	9.6%
Computer Hardware	7.1%
Integrated Oil & Gas	6.4%
Systems Software	4.7%
Industrial Conglomerates	3.7%
Household Products	3.4%
Packaged Foods & Meats	3.4%
Health Care Services	3.3%
Internet Software & Services	3.2%
Aerospace & Defense	3.1%
Movies & Entertainment	3.1%
Health Care Distributors	3.0%
Tobacco	2.8%
Railroads	2.7%
Health Care Equipment	2.5%
Multi-Utilities	2.4%
Data Processing & Outsourced Services	2.3%
Electric Utilities	2.2%
Footwear	1.9%
Gas Utilities	1.8%
Property & Casualty Insurance	1.8%
Soft Drinks	1.7%
Oil & Gas Drilling	1.6%
Reinsurance	1.5%
Diversified Banks	1.2%
Diversified Metals & Mining	1.2%
Integrated Telecommunication Services	1.2%
Multi-Line Insurance	1.2%
Specialty Chemicals	1.2%
Drug Retail	1.1%
Food Distributors	1.1%
Electrical Components & Equipment	1.0%
Fertilizers & Agricultural Chemicals	1.0%
Life & Health Insurance	1.0%
Other Industries (each less than 1%)	11.5%

101.9%

Sector Composition

Health Care	19.2%
Information Technology	18.9%
Leisure and Consumer Staples	17.0%
Industrials	11.8%
Financial	9.2%
Telecommunications & Utilities	8.5%
Energy	8.0%
Materials	4.7%
Consumer Discretionary	4.6%

101.9%

Percentages are based upon common stock as a percentage of net assets.
Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
1. Organization
The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) (formerly ICON Income Opportunity Fund).
The Consumer Discretionary Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Leisure and Consumer Staples Fund, Materials Fund and Telecommunication & Utilities Fund offer one class of shares. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares: Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares: Class S, Class I, Class C, Class Z, Class A and Class Q. The Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. The Bond Fund offers three classes of shares: Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.
In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedule of Investments. The preparation of Schedule of Investments is in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Investments in other open-end investment companies are valued at net assets value.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2009:

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities
ICON Consumer Discretionary Fund
Common Stock	$9,026,206	$—	$—
Mutual Funds	3,009,437	—	—
Short-Term Investments	—	—	914,533

Total	12,035,643	—	914,533

ICON Energy Fund
Common Stock	569,031,261	—	—
Mutual Funds	92,813,987	—	—
Short-Term Investments	—	—	27,122,419

Total	661,845,248	—	27,122,419

ICON Financial Fund
Common Stock	52,066,412	—	—
Short-Term Investments	—	—	1,854,380

Total	52,066,412	—	1,854,380

ICON Healthcare Fund
Common Stock	140,872,315	—	—
Mutual Funds	33,226,217	—	—
Short-Term Investments	—	—	2,739,425

Total	174,098,532	—	2,739,425

ICON Industrials Fund
Common Stock	59,283,934	—	—
Mutual Funds	4,727,428	—	—
Short-Term Investments	—	—	2,470,533

Total	64,011,362	—	2,470,533

ICON Information Technology Fund
Common Stock	111,306,524	—	—
Mutual Funds	10,425,983	—	—
Short-Term Investments	—	—	5,752,934

Total	121,732,507	—	5,752,934

ICON Leisure and Consumer Staples Fund
Common Stock	35,156,447	—	—
Mutual Funds	6,160,593	—	—
Short-Term Investments	—	—	342,831

Total	41,317,040	—	342,831

ICON Materials Fund
Common Stock	90,576,021	—	—
Mutual Funds	10,491,322	—	—
Short-Term Investments	—	—	1,827,419

Total	101,067,343	—	1,827,419

ICON Telecommunication & Utilities Fund
Common Stock	27,083,323	—	—
Short-Term Investments	—	—	158,284

Total	27,083,323	—	158,284

ICON Asia-Pacific Region Fund
Common Stock
Hong Kong	1,319,369	—	13,004,546
Japan	—	—	9,410,472
Korea	—	—	9,606,331
China	379,719	—	7,362,540
Taiwan	—	—	6,535,192
Singapore	—	—	5,265,722
Thailand	—	—	4,657,452
Other Countries		—	10,869,540
Short-Term Investments	—	—	35
Mutual Funds	1,776,900	—	—
Forward Foreign Currency Contracts		—	(258,535)

Total	3,475,988	—	66,453,295

ICON Europe Fund
Common Stock	—	—
United Kingdom	—	—	11,544,589
Switzerland	521,640	—	9,059,991
France	—	—	6,250,632
Other Countries	1,071,600	—	24,696,642
Short-Term Investments	—	—	1,275,547
Mutual Funds	2,832,941	—	—
Forward Foreign Currency Contracts	—	—	160,247

Total	4,426,181	—	52,987,648

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities
ICON International Equity Fund
Common Stock
Hong Kong	700,107	—	13,201,503
Switzerland	1,258,560	—	11,109,683
United Kingdom	—	—	13,262,958
France	—	—	8,062,554
Brazil	6,657,047	—	—
Other Countries	12,725,529	—	54,315,740
Preferred Stock	1,651,147	—	532,123
Short-Term Investments	—	—	1,954,234
Mutual Funds	4,904,595	—	—
Forward Foreign Currency Contracts	—	—	16,447

Total	27,896,985	—	102,455,242

ICON Bond Fund
Corporate Bonds	—	—	159,145,234
Short-Term Investments	—	—	9,690,407
Mutual Funds	1,880,173	—	—
U.S. Government and U.S. Government Agency Bonds	—	—	875,845
Foreign Government Bonds	—	—	547,500

Total	1,880,173	—	170,258,986

ICON Core Equity Fund
Common Stock	101,692,726	—	—
Mutual Funds	16,274,153	—	—
Short-Term Investments	—	—	4,286,421

Total	117,966,879	—	4,286,421

ICON Equity Income Fund
Common Stock	32,535,564	—	—
Exchange Traded Funds	3,073,699	—	—
Corporate Bonds	—	—	657,741
U.S. Government and U.S. Government Agency Bonds	—	—	2,183,742
Treasury Bonds	—	—	1,135,688
Sovereign Agency	—	—	669,613
Preferred Stock	338,844	—	—
Call Options Purchased	467,145	—	—
Short-Term Investments	—	—	1,146,450
Convertible Corporate Bonds	—	—	973,750

Total	36,415,252	—	6,766,984

ICON Long/Short Fund
Common Stock	29,950,956	(15,070,118)	—
Corporate Bonds	—	—	576,380
Preferred Stock	—	—	—
Short-Term Investments	—	—	—
Mutual Funds	1,325,552	—	6,831,140

Total	31,276,508	(15,070,118)	7,407,520

ICON Risk-Managed Equity Fund
Common Stock	38,816,333	—	—
Short-Term Investments	—	—	7,681,380
Mutual Funds	3,320,195	—	—
Put Options Purchased	36,250	—	—
Call Options Written	—	(1,012,375)	—

Total	42,172,778	(1,012,375)	7,681,380
There were no Level 3 securities held in any of the Funds at December 31, 2009.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.
These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At September 30, 2009, the Funds had outstanding forward foreign currency contracts that are listed on the Schedule of Investments.
Options Transactions
The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.
Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.
When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.
The Risk-Managed Equity and the Long/Short Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The securities pledged as collateral are included on the Schedule of Investments.
During the period ended December 31, 2009, the Energy Fund, Financial Fund and Materials Fund engaged in put and call option transactions. At December 31, 2009, the Risk-Managed Equity Fund engaged in written options transactions. The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period were as follows:

	Risk-Managed Equity Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	410	$1,358,925
Options written during period	4,124	8,290,004
Options expired during period	(485)	(570,541)
Options closed during period	(3,604)	(8,212,131)
Options exercised during period	—	—

Options outstanding, end of period	445	$866,257

Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.
Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.
These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker.
As of December 31, 2009, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.
The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments.
As of December 31, 2009, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$2,905,619	$3,009,437
ICON Energy Fund	90,254,774	92,813,987
ICON Healthcare Fund	32,192,841	33,226,217
ICON Industrials Fund	4,564,024	4,727,428
ICON Information Technology Fund	10,123,956	10,425,983
ICON Leisure and Consumer Staples Fund	5,980,268	6,160,593
ICON Materials Fund	10,107,618	10,491,322
ICON Asia-Pacific Region Fund	1,533,590	1,776,900
ICON Europe Fund	2,261,082	2,832,941
ICON International Equity Fund	4,107,143	4,904,595
ICON Bond Fund	1,826,974	1,880,173
ICON Core Equity Fund	15,777,965	16,274,153
ICON Long/Short Fund	1,285,471	1,325,552
ICON Risk-Managed Equity Fund	3,220,204	3,320,195

The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2009. It may also include collateral received from the prefunding of loans.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods. At December 31, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events
Management has evaluated subsequent events through February 22, 2009, the date of this filing.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	February 22, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	February 22, 2010

By (Signature and Title)*
/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	February 22, 2010

*	Print the name and title of each signing officer under his or her signature.